Document and Entity Information	9 Months Ended
	Sep. 30, 2010 USD ( $)	Sep. 30, 2010	Sep. 30, 2010 E Ordinary Shares [Member]	Sep. 30, 2010 A Redeemable Preference Shares Member	Sep. 30, 2010 B Redeemable Preference Shares Member
Entity Registrant Name	AngloGold Ashanti LTD
Entity Central Index Key	0001067428
DocumentType	6-K
Document Period End Date	Sep 30, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 17,095,344,206
Entity Common Stock Shares Outstanding		380,966,077	2,837,150	2,000,000	778,896
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q3

Statement of Earnings (USD $) In Millions, except Share data	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Statement of income [Abstract]
Sales and other income	$ 3,821	$ 2,628
Product sales	3,791	2,548
Interest, dividends and other	30	80
Cost and expenses	3,624	3,440
Production costs	1,877	1,593
Exploration costs	157	91
Related party transactions	(13)	(12)
General and administrative	150	109
Royalties	96	60
Market development costs	9	9
Depreciation, depletion and amortization	514	443
Impairment of assets (see note D)	32	16
Interest expense	102	91
Accretion expense	16	13
Employment severance costs	14	9
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other (see note F)	33	(62)
Non-hedge derivative loss and movement on bonds	637	1,080
Income/(loss) from continuing operations before income tax and equity income in affiliates	197	(812)
Taxation (expense)/benefit (see note H)	(127)	47
Equity income in affiliates	48	66
Equity income in subsidiaries
Preferred Stock Dividends
Net income/(loss)	118	(699)
Less: Net income attributable to noncontrolling interests	(36)	(26)
Net income/(loss) - attributable to AngloGold Ashanti	$ 82	$ (725)
Income/(loss) per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)
Ordinary shares	$ 0.22	$ (2.02)
E Ordinary shares	$ 0.11	$ (1.01)
Ordinary shares - diluted	$ 0.22	$ (2.02)
E Ordinary shares - diluted	$ 0.11	$ (1.01)
Weighted average number of shares used in computation
Ordinary shares	364,236,067	355,460,005
E Ordinary shares - basic and diluted	3,305,316	3,894,634
Ordinary shares - diluted	365,394,902	355,460,005
Dividend declared per ordinary share (cents)	$ 0.18	$ 0.13
Dividend declared per E ordinary share (cents)	$ 0.09	$ 0.07

Statement of Financial Position (USD $) In Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
ASSETS
Current assets	$ 2,734	$ 2,758
Cash and cash equivalents	1,338	1,100
Restricted cash	12	12
Receivables	229	206
Trade	53	45
Recoverable taxes, rebates, levies and duties	74	82
Related parties	4	5
Other	98	74
Inventories (see note C)	748	663
Materials on the leach pad (see note C)	83	40
Derivatives	65	330
Deferred taxation assets	258	333
Assets held for sale	1	74
Property, plant and equipment, net	5,687	5,454
Acquired properties, net	829	831
Goodwill and other intangibles, net	189	180
Derivatives	1	5
Other long-term inventory (see note C)	26	26
Materials on the leach pad (see note C)	313	324
Other long-term assets (see note M)	1,084	1,022
Deferred taxation assets	1	62
Total assets	10,864	10,662
LIABILITIES AND EQUITY
Current liabilities	1,963	4,475
Accounts payable and other current liabilities	611	607
Derivatives	1,051	2,525
Short-term debt (see note E)	268	1,292
Tax payable	33	42
Liabilities held for sale		9
Other non-current liabilities	58	163
Long-term debt (see note E)	2,517	667
Derivatives	136	176
Deferred taxation liabilities	1,169	1,171
Provision for environmental rehabilitation	418	385
Provision for labor, civil, compensation claims and settlements	32	33
Provision for pension and other post-retirement medical benefits	158	147
Commitments and contingencies
Equity	4,413	3,445
Share capital - 600,000,000 (2009 - 600,000,000) authorized common stock of 25 ZAR cents each. Stock issued 2010 - 380,966,077 (2009 - 362,240,669)	13	12
Additional paid in capital	8,653	7,836
Accumulated deficit	(3,899)	(3,914)
Accumulated other comprehensive income (see note K)	(520)	(654)
Other reserves	37	37
Total AngloGold Ashanti stockholders' equity	4,284	3,317
Noncontrolling interests	129	128
Total liabilities and equity	$ 10,864	$ 10,662

Statement of Financial Position (Parentheticals) (ZAR)	Sep. 30, 2010	Dec. 31, 2009
LIABILITIES AND EQUITY
Par value of common stock (cents per share)	25	25
Authorised common stock	600,000,000	600,000,000
Issued stock	380,966,077	362,240,669

Statement of Cash Flows (USD $) In Millions	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 541	$ (51)
Net income/(loss)	118	(699)
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	48	(61)
Depreciation, depletion and amortization	514	443
Impairment of assets	32	16
Deferred taxation	97	(172)
Cash utilized for hedge book settlements	(1,550)	(797)
Movement in non-hedge derivatives and bonds	1,471	1,340
Equity income in affiliates	(48)	(66)
Dividends received from affiliates	104	82
Other non cash items	27	(36)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	25	14
Effect of changes in operating working capital items:
Receivables	(98)	(97)
Inventories	(126)	(137)
Accounts payable and other current liabilities	(73)	119
Net cash (used)/generated in investing activities	(1,268)	45
Increase in non-current investments	(120)	(61)
Additions to property, plant and equipment	(623)	(737)
Proceeds on sale of mining assets	67	900
Proceeds on sale of investments	62	56
Cash outflows from derivatives purchased	(670)	(102)
Loans receivable advanced	(7)
Change in restricted cash	23	(11)
Net cash generated by financing activities	916	421
Net repayments of debt	(1,318)	(2,708)
Issuance of stock	793	301
Share issue expenses	(16)	(6)
Net proceeds from debt	2,040	2,745
Debt issue costs	(34)	(14)
Cash (outflows)/inflows from derivatives with financing	(453)	153
Dividends paid to common stockholders	(67)	(45)
Dividends paid to noncontrolling interests	(29)	(5)
Net increase in cash and cash equivalents	189	415
Effect of exchange rate changes on cash	49	118
Cash and cash equivalents - January 1,	1,100	575
Cash and cash equivalents - September 30,	$ 1,338	$ 1,108

Statement of Shareholders' Equity (USD $) In Millions, except Share data	Common stock [Member]		Additional Paid In Capital Member	Accumulated other comprehensive income	Deficit accumulated	Other Reserves Member	Non-controlling interests	Total
Opening balance at Dec. 31, 2008	$ 12		$ 7,502	$ (1,148)	$ (3,044)		$ 84	$ 3,406
Opening balance (shares) at Dec. 31, 2008	352,627,761
Net income/(loss)					(725)		26	(699)
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax				367			4	371
Cash Flow Hedge Gain Loss Reclassified To Earnings Net				78			1	79
Other Comprehensive Income Unrealized Gain Loss On Derivatives Arising During Period Net Of Tax
Gain Loss On Cash Flow Hedge Ineffectiveness Net				3				3
Net loss on available-for-sale financial assets arising during the period, net of tax				32				32
Realized loss in earnings on available-for-sale financial assets during the period, net of tax				12				12
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease								497
Comprehensive Income								(202)
Stock issues as part of equity offering value			280					280	[1]
Stock issued as part of equity offering (shares)	7,624,162	[1]
Stock Issued During Period Shares Employee Stock Ownership Plan (shares)	894,332
Stock Issued During Period v Employee Stock Ownership Plan			22					22
Stock issues in exchange for E Ordinary shares cancelled (shares)	1,181
Stock issues in exchange for E Ordinary shares cancelled Value			2					2
Stock Issued During Period Shares Stock Options Exercised (shares)	44,757
Stock Issued During Period Value Stock Options Exercised			2					2
Stock based compensation expense			17					17
Dividends Cash					(45)			(45)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders							(5)	(5)
Closing balance at Sep. 30, 2009	12		7,825	(656)	(3,814)		110	3,477
Closing balance (shares) at Sep. 30, 2009	361,192,193
Opening balance at Dec. 31, 2009	12		7,836	(654)	(3,914)	37	128	3,445
Opening balance (shares) at Dec. 31, 2009	361,574,807
Net income/(loss)					82		36	118
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax				100			2	102
Cash Flow Hedge Gain Loss Reclassified To Earnings Net				20				20
Net loss on available-for-sale financial assets arising during the period, net of tax				18				18
Release on disposal of available-for-sale financial assets during the period, net of tax				(4)				(4)
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease								136
Comprehensive Income								254
Stock issues as part of equity offering value	1		772					773	[2]
Stock issued as part of equity offering (shares)	18,140,000	[2]
Stock Issued During Period Shares Employee Stock Ownership Plan (shares)	585,408
Stock Issued During Period v Employee Stock Ownership Plan			22					22
Stock issues in exchange for E Ordinary shares cancelled (shares)
Stock issues in exchange for E Ordinary shares cancelled Value			12					12
Stock Issued During Period Shares Stock Options Exercised (shares)	95,253
Stock Issued During Period Value Stock Options Exercised			4					4
Stock based compensation expense			7					7
Dividends Cash					(67)			(67)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders							(37)	(37)
Closing balance at Sep. 30, 2010	$ 13		$ 8,653	$ (520)	$ (3,899)	$ 37	$ 129	$ 4,413
Closing balance (shares) at Sep. 30, 2010	380,395,468

[1]	On September 1, 2009, AngloGold Ashanti announced the placement of 7,624,162 ordinary shares at an issue price of $37.25 per ADR resulting in total net proceeds of $280 million.
[2]	On September 16, 2010, AngloGold Ashanti announced the placement of 18,140,000 ordinary shares at an issue price of $43.50 per American Depositary Share (ADR) resulting in total net proceeds of $773 million.

Statement of Shareholders' Equity (Parentheticals) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2010 USD ( $)	Sep. 30, 2009 USD ( $)	Sep. 30, 2010
Statement Of Shareholders Equity Abstract
Cash Flow Hedge Gain Loss Reclassify To Earnings Net	$ 32	$ 33
Other Comprehensive Income Unrealized Gain Loss On Derivative Arising During Period Net Of Tax		1
Hedge ineffectiveness on cash flow hedges, net of tax
Net gain on available-for-sale financial assets arising during the period, net of tax
Release On Disposal Of Available For Sale Financial Asset During Period Net Of Tax	$ 2
American Depositary Share Stated Value Per Shares Issued		37.25	43.5

Basis of Presentation	9 Months Ended
Sep. 30, 2010
Basis Of Presentation Abstract
Basis Of Presentation Text Block

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by US GAAP for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine-month period ended September 30, 2010 are not necessarily indicative of the results that may be expected for the year ending December 31, 2010.

The balance sheet as at December 31, 2009 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by US GAAP for complete financial statements.

For further information, refer to the consolidated financial statements for the years ended December 31, 2009, 2008 and 2007 and as at December 31, 2009 and 2008 and footnotes thereto included in the Company's Form 6-K dated August 11, 2010

Accounting Developments	9 Months Ended
Sep. 30, 2010
Summary Of Accounting Policies [Abstract]
Significant Accounting Policies Text Block

Recently adopted pronouncements

Amendments and technical corrections to various codification topics

In February 2010, the Financial Accounting Standards Board (“FASB”) updated Accounting Standards Codification (“the Codification” or “ASC”) guidance which contains amendments and technical corrections to certain Codification topics. While the guidance does not significantly alter US GAAP, it may result in limited change to existing practice.

The clarifications of the guidance on embedded derivatives and hedging are effective for fiscal years beginning after December 15, 2009. The adoption of the updated guidance had no impact on the Company's financial statements.

Distributions to shareholders

In January 2010, the FASB ASC guidance for accounting for distributions to shareholders with components of stock and cash was updated to clarify that the stock portion of a distribution to shareholders that allows them to elect to receive cash or stock with a potential limitation on the total amount of cash that all shareholders can elect to receive in aggregate is considered a share issuance that is reflected in EPS prospectively. The guidance is effective for interim and annual reporting periods beginning after December 15, 2009, and should be applied retrospectively to all prior periods. The adoption of the updated guidance had no impact on the Company's financial statements.

Fair value measurements

In January 2010, the FASB ASC guidance for disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, entities are required to present separately information about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The updated guidance further clarified the level of disaggregation required for assets and liabilities and the disclosures required for inputs and valuation techniques used to measure the fair value of assets and liabilities that fall in either Level 2 or Level 3. The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. The adoption of the updated guidance had no material impact on the Company's financial statements. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. The Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements.

Variable interest entities

In June 2009, the FASB ASC guidance for consolidation accounting was updated to require an entity to perform a qualitative analysis to determine whether the enterprise's variable interest gives it a controlling financial interest in a variable interest entity (“VIE”). This analysis identifies a primary beneficiary of a VIE as the entity that has both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (ii) the obligation to absorb losses or receive benefits from the entity that could potentially be significant to the VIE. The updated guidance is effective as of the beginning of each reporting entity's first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period, and for interim and annual reporting periods thereafter. The adoption of this guidance had no impact on the Company's financial statements.

Subsequent events

In May 2009, the FASB updated the ASC guidance for subsequent events to establish general standards of accounting for, and disclosures of, events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In February 2010, the FASB amended the ASC guidance for subsequent events. As a result, SEC registrants will not disclose the date through which management evaluated subsequent events in the financial statements. This change for SEC registrants was effective immediately. The adoption of the updated guidance had no impact on the Company's financial statements.

Recently issued pronouncements

Disclosures about the credit quality of financing receivables and the allowance for credit losses

In July 2010, the FASB issued guidance to address concerns about the sufficiency, transparency, and robustness of credit risk disclosures for financing receivables and the related allowance for credit losses. The guidance requires that entities disclose information at disaggregated levels. The expanded disclosures include roll-forward schedules of the allowance for credit losses and information regarding the credit quality of receivables as of the end of a reporting period. Certain financing receivables that were modified during a reporting period and those that were previously modified and have re-defaulted require enhanced disclosures.

The new disclosure requirements apply to all entities that have lending arrangements in the form of receivables or a lessor's right to lease payments (other than operating leases), although disclosures for trade accounts receivable with a contractual maturity of one year or less are exempt. For public entities, the new disclosures are required for interim and annual periods ending on or after December 15, 2010, although the disclosures of reporting period activity (i.e., allowance roll-forward and modification disclosures) are required for interim and annual periods beginning on or after December 15, 2010. The Company is currently assessing the impact of the guidance on the Company's financial statements.

Compensation – stock compensation

In April 2010, the FASB issued guidance for stock compensation. The amendments clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, such an award should not be classified as a liability if it otherwise qualifies as equity. The guidance also clarifies that disclosures currently required are applicable to a share-based payment award, including the nature and terms of share-based payment arrangements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The amendments will be applied prospectively. A cumulative-effect adjustment will be calculated for all awards outstanding as of the beginning of the fiscal year in which the amendments are initially applied, as if the amendments had been applied consistently since the inception of the award. The cumulative-effect adjustment should be presented separately. The Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements.

Inventories	9 Months Ended
Sep. 30, 2010
Inventory
Inventories
	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	167	115
Gold on hand (doré/bullion)	67	75
Ore stockpiles	286	227
Uranium oxide and sulfuric acid	51	34
Supplies	260	252
	831	703
Less: Heap leach inventory(1)	(83)	(40)
	748	663
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	313	324
Ore stockpiles	25	25
Supplies	1	1
	339	350
Less: Heap leach inventory(1)	(313)	(324)
	26	26
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Impairment of Assets	9 Months Ended
Sep. 30, 2010
Tangible Asset Impairment Charges Abstract
Asset Impairment Charges Text Block

Impairments are made up as follows:

		Nine months ended September 30,
		2010	2009
		(unaudited)	(unaudited)
		(in US Dollars, millions)

	South Africa

	Impairment of Tau Lekoa (1)	8	-
	Write-off of mining assets at Savuka	9	-

	Continental Africa

	Write-off of tailings storage facility at Iduapriem	8	-
	Write-off of vehicles and heavy mining equipment at Geita	4	-
	Write-off of oxide treatment plant at Obuasi	-	4

	Americas

	Write-off of mining assets at Serra Grande	3	-

	Other

	Impairment of B2Gold available for sale marketable equity security	-	12
		32	16

(1)	This impairment loss was recorded to write-down the long-lived assets to fair value less costs to sell as at June 30, 2010. The sale of Tau Lekoa was concluded effective August 1, 2010.

Debt	9 Months Ended
Sep. 30, 2010
Long-Term Debt Abstract
Long Term Debt

	The Company's outstanding debt include:

	Debt carried at amortized cost

	Rated bonds
	On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually. Details of the rated bonds are summarized as follows:

		At September 30, 2010
		Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
		%	(in US Dollars, millions)

	10-year unsecured notes	5.375	700	(1)	16	715
	30-year unsecured notes	6.500	300	(5)	8	303
			1,000	(6)	24	1,018

	Loan facilities
	During the second quarter of 2010, the Company repaid and cancelled the 2009 Term Facility ( $250 million) and the $1.15 billion syndicated loan facility and also cancelled the 2009 Revolving Credit Facility of $250 million (which was undrawn). In addition to issuing the 10-year and 30-year notes above, the Company entered into a new $1.0 billion four year revolving credit facility, expiring in April 2014, to replace these facilities. The cancellation of these debt facilities resulted in a one-off charge to earnings of $8 million related to accelerated amortization of fees.
	Details of the revolving credit facility are summarized as follows:

		At September 30, 2010
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion revolving credit facility	LIBOR + 1.75	0.7	1,000	1,000	-
				1,000	1,000	-

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

	Firstrand Bank Limited short-term loan

	On September 29, 2010 the Company entered into a $222 million short-term loan with Firstrand Bank Limited to fund, in part, the cost of the hedge book close out and in order to preserve undrawn US dollar facilities. Interest is charged at 6.75 percent per annum. The loan is repayable on November 2, 2010 and is ZAR based.

Debt carried at amortized cost (continued)

Convertible bonds
The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into American depositary shares ("ADSs") of AngloGold Ashanti at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

The convertible bonds and associated derivative liability (which has been accounted for separately) are summarized as follows:

	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(In US Dollars, millions)

Convertible bonds
Total outstanding at end of period (principal)	626	607
Accrued interest on convertible bonds at end of period	9	2
Total outstanding (including unpaid interest) at end of period	635	609

Convertible bond derivative liability
Balance at beginning of period	175	142
Non-hedge derivative (gain)/loss on convertible bonds	(40)	33
Balance at end of period	135	175

Debt carried at fair value

Mandatory convertible bonds

In September 2010, the Company issued mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. The conversion of the mandatory convertible bonds into ADSs was subject to shareholder approval, which was granted after the reporting date. These bonds are convertible into a variable number of shares ranging from 18,140,000 at a share price equal to or lesser than $43.50, to 14,511,937 at a share price equal to or greater than $54.375, each as calculated in accordance with the formula set forth in the indenture.

The mandatory convertible bonds contain certain embedded derivatives relating to change in control and anti-dilution protection provisions. The FASB ASC guidance contains an election for the Company to record the entire instrument at fair value as opposed to separating the embedded derivatives from the instrument. The shareholders have authorized that the convertible bonds will be settled in equity and not have any cash settlement potential except if a fundamental change or conversion rate adjustment causes the number of ADSs deliverable upon conversion to exceed the number of shares reserved for such purpose, among other circumstances provided in the indenture, and therefore the Company has chosen to recognize the instrument, in its entirety, at fair value. Depending on the final calculated share price on the date of conversion, the liability recognized may differ from the principal amount.

Other convertible bonds that have been issued by the Company will only be settled in equity if future events, outside of the control of the Company, result in equity settlement and thus have a potential cash settlement at maturity that will not exceed the principal amount and in those circumstances the liabilities are recognized at amortized cost.

In determining the fair value liability of the mandatory convertible bonds, the Company has measured the effect based on the ex interest NYSE closing price on the reporting date. The ticker code used by the NYSE for the mandatory convertible bonds is AUPRA. The accounting policy of the Company is to recognize interest expense separately from the fair value adjustments in the income statement. Interest is recognized on the yield to maturity basis determined at the date of issue, which was 4.65 percent.

The contractual principal amount of the mandatory convertible bonds is $789 million provided the calculated share price of the Company is within the range of $43.50 to $54.375. If the calculated share price is below $43.50 the Company will recognize a gain on the principal amount and above $54.375 a loss. As at September 30, 2010, the actual share price was $46.24.

The total fair value of the mandatory convertible bonds on September 15, 2010 (date of issue) amounted to $819 million.

The mandatory convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the mandatory subordinated convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The mandatory convertible bonds are summarized as follows:

At September 30,
2010
(unaudited)
(In US Dollars, millions)

Mandatory convertible bonds
Total outstanding at fair value at end of period (principal)	842
Accrued interest on mandatory convertible bonds at end of period	1
Total outstanding (including unpaid interest) at end of period	843

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	9 Months Ended
Sep. 30, 2010
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Abstract
Profit(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Text Block
	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds underwriting and professional fees	26	-
Loss on disposal of land, equipment and assets in South Africa, Continental Africa and the Americas	15	1
Reassessment of indirect taxes payable in Continental Africa	11	-
Impairment of debtors	8	6
Mining contractor termination costs	1	-
Boddington royalty received	(2)	-
(Recovery)/loss on consignment stock	(5)	14
Profit on disposal of investments (see Note M)	(6)	-
Insurance claim recovery (1)	(15)	-
Profit on disposal of 33.33 percent joint venture interest in Boddington Gold Mine in Australia	-	(79)
Reassessment of indirect taxes payable in Brazil	-	(4)

	33	(62)

Taxation benefit/(expense) on above items	4	(12)

(1) On May 22, 2009, an insurable event occurred at Savuka Gold Mine. The Company has recovered $42 million to date from its insurers. Amounts received during the nine months ended September 30, 2010 included:

Business interruption recoveries	(15)
Reimbursement of costs (included in Production costs)	(16)

Non-Hedge Derivative Gain	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net Abstract
Derivative Instruments And Hedging Activities Disclosure Text Block
	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US dollars, millions)

Loss on non-hedge derivatives and movement on bonds	637	1,080

The net loss recorded in the nine months ended September 30, 2010 relates to the accelerated hedge book settlement, normal realized losses on non-hedge derivatives, the revaluation of non-hedge derivatives resulting from changes in the prevailing spot gold price, exchange rates, interest rates and volatilities during the nine months ended September 30, 2010, and fair value movements on the mandatory convertible bonds, partially offset by the fair value gain of the conversion features of convertible bonds.

The hedge buy-back effected during July 2009 resulted in the re-designation of all contracts that were previously designated as normal purchase and sale exempted (“NPSE”) as non-hedge derivatives, which resulted in an increase in current non-hedge derivative liabilities and a consequential loss on non-hedge derivatives. These contracts are now accounted for at fair value on the balance sheet with changes in fair value accounted for in the income statement.

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

Liability at beginning of period	556	-
Non-hedge derivative losses recognized in respect of NPSE re-designation	-	543
Fair value movements (recorded in non-hedge derivative loss)	131	143
Realized settlements	(687)	(130)
Liability at end of period	-	556

In September 2010, the Company concluded a concurrent offering of equity and three-year mandatory convertible bonds in order to, together with cash and drawings from credit facilities, fund the elimination of its gold hedge book. Loss on non-hedge derivatives includes  $1,637 million relating to hedge book restructuring performed during September 2010. This loss mainly consists of accelerated cash settlement of derivative positions of  $1,550 million.

Gold derivative liability positions to the value of  $797 million were accelerated and cash settled in July 2009.  Of these accelerated settlements, the majority, being  $580 million, were previously designated as normal purchase and sale exempted (“NPSE”) contracts, which allowed them to be accounted for off-balance sheet in prior periods.  A further  $217 million was also incurred in accelerating the cash settlement of existing non-hedge derivative contracts.

Income Tax	9 Months Ended
Sep. 30, 2010
Income Tax Abstract
Income Tax
The net taxation expense in the nine months ended September 30, 2010 compared to a net benefit for the same period in 2009, constitutes the following:

	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	30	125
Charge/(benefit) for deferred taxation (2)	97	(172)
	127	(47)

Income/(loss) from continuing operations before income tax and equity income in affiliates (3)	197	(812)

(1) Lower tax charge in 2010 includes tax benefits relating to prior years partially offset by an increase in foreign taxes.

(2) The higher taxation in 2010 relates mainly to the reversal of deferred taxation assets on unrealized non-hedge derivative losses arising from the close out of the hedge book. The nine months ended Sepember 30, 2009 includes deferred taxation benefits on unrealized non-hedge derivative losses of $191 million.

(3) The higher tax charge for the nine months ended September 30, 2010 relative to earnings is mainly due to disallowable losses on the close out of the hedge book arising in non-taxable jurisdictions being partly negated by prior year taxation credits.

Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
(in US Dollars, millions)

Balance at January 1, 2010	149
Additions for tax positions identified in prior years	3
Reductions for tax positions identified in prior years	(119)
Translation	8
Balance as at September 30, 2010 (1)	41

(1) Total unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense.

Net reduction in interest recognized during the nine months ended September 30, 2010 amounted to:	(49)
Interest accrued as at September 30, 2010 amounted to:	7

Segment Information	9 Months Ended
Sep. 30, 2010
Segment and Geographical Information
Segment and Geographical Information

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. During 2010, the Company's Chief Operating Decision Maker, defined as the Executive Management team, changed the basis of segment reporting as a result of a re-alignment of the management reporting structure. Navachab which was previously included with Southern Africa forms part of Continental Africa and North and South America have been combined into the Americas. Southern Africa (previously South Africa and Navachab) has been renamed to South Africa. Where applicable, the corresponding items of segment information for prior periods presented have been restated to reflect this.

	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	731	953
Continental Africa	801	824
Australasia	178	187
Americas	440	442
Other, including Corporate and Non-gold producing subsidiaries	1	(11)
	2,151	2,395
Less: Equity method investments included above	(244)	(245)
Plus: Loss on realized non-hedge derivatives included above	1,914	478
Total revenues	3,821	2,628

	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Segment income/(loss)
South Africa	521	391
Continental Africa	359	85
Australasia	98	(27)
Americas	396	231
Other, including Corporate and Non-gold producing subsidiaries	(176)	(137)
Total segment income	1,198	543

	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Reconciliation of segment income to Net income/(loss) – attributable to AngloGold Ashanti
Segment total	1,198	543
Exploration costs	(157)	(91)
General and administrative expenses	(150)	(109)
Market development costs	(9)	(9)
Non-hedge derivative loss and movement on bonds	(637)	(1,080)
Taxation (expense)/benefit	(127)	47
Noncontrolling interests	(36)	(26)
Net income/(loss) - attributable to AngloGold Ashanti	82	(725)

	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa(1)	3,478	3,355
Continental Africa	3,992	4,054
Australasia	463	496
Americas	2,011	2,012
Other, including Corporate and Non-gold producing subsidiaries	920	745
Total segment assets	10,864	10,662

(1) Includes properties held for sale of Tau Lekoa amounting to:	-	73
Tau Lekoa was classified as held for sale in 2009. The sale was concluded effective August 1, 2010.

Income(Loss) Per Share Data	9 Months Ended
Sep. 30, 2010
Earnings Per Share
Earnings Per Share
	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income/(loss) per share (in US dollars millions, except per share data):

Numerator
Net income/(loss) - attributable to AngloGold Ashanti	82	(725)

Less Dividends:
Ordinary shares	67	45
E Ordinary shares	-	-
Undistributed income/(losses)	15	(770)

Ordinary shares undistributed income/(losses)	15	(766)
E Ordinary shares undistributed losses	-	(4)
Total undistributed income/(losses)	15	(770)

	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
Denominator for basic income/(loss) per ordinary share
Ordinary shares	363,135,881	354,685,548
Fully vested options(1)	1,100,186	774,457
Weighted average number of ordinary shares	364,236,067	355,460,005

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options(2)	1,158,835	-
Dilutive potential of convertible bonds(3)	-	-
Dilutive potential of E Ordinary shares(4)	-	-
Denominator for diluted income/(loss) per share – adjusted weighted average number of ordinary shares and assumed conversions	365,394,902	355,460,005
Weighted average number of E Ordinary shares used in calculation of basic and diluted income/(loss) per E Ordinary share	3,305,316	3,894,634

(1) Compensation awards are included in the calculation of basic income/(loss) per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

The calculation of diluted income/(loss) per common share for the nine months ended September 30, 2010 and 2009 did not assume the effect of the following number of shares as their effects are anti-dilutive:

(2) Issuable upon the exercise of stock incentive options	-	1,046,001
(3) Issuable upon the exercise of convertible bonds	15,384,615	15,384,615

(4) The calculation of diluted loss per common share for the nine months ended September 30, 2009 did not assume the effect of conversion of E Ordinary shares as the Company recorded a loss from continuing operations during this period.

Accumulated Other Comprehensive Income	9 Months Ended
Sep. 30, 2010
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Comprehensive Income Note Text Block
Accumulated other comprehensive income, net of related taxation, consists of the following:
	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Opening balance	(654)	(1,148)
Translation gain	100	367
Financial instruments	34	125
Total accumulated other comprehensive income	(520)	(656)

Total accumulated other comprehensive income includes the following:
	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)
Net cumulative loss in respect of cash flow hedges	3	55
Related deferred tax	(1)	(33)
	2	22

Total gains in respect of available for sale financial assets, net of tax	85	69
Total losses in respect of available for sale financial assets, net of tax	(2)	-

Comprehensive income consists of the following:
	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Net income/(loss)	118	(699)
Translation gain	102	371
Financial instruments	34	126
Total comprehensive income	254	(202)

	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Total comprehensive income attributable to:
AngloGold Ashanti	216	(233)
Noncontrolling interests	38	31
	254	(202)

Employee Benefit Plans	9 Months Ended
Sep. 30, 2010
Pension And Other Postretirement Benefit Contributions Abstract
Provision for Pension and Other Post-Retirement Medical Benefits

The Company has made provision for pension and provident schemes covering substantially all employees.

	Nine months ended September 30,
	2010		2009
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	5	1	3	1
Interest cost	14	10	8	6
Expected return on plan assets	(19)	0	(11)	0
Net periodic benefit cost	0	11	0	7

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2010 (1)	6
	Actual contribution for the nine months ended September 30, 2010	5

(1)	The Company's expected contribution to its pension plan in 2010 as disclosed in the consolidated financial statements for the years ended December 31, 2009, 2008 and 2007 and as at December 31, 2009 and 2008 and footnotes thereto included in the Company's Form 6-K dated August 11, 2010.

Other Long-Term Assets	9 Months Ended
Sep. 30, 2010
Other assets noncurrent Abstract
Other Long-Term Assets
	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

Investments in affiliates - unlisted	6	6
Investments in affiliates - listed	3	2
Investments in equity accounted joint ventures	632	659
Carrying value of equity method investments	641	667

Investment in marketable equity securities - available for sale	134	111
Investment in marketable debt securities - held to maturity	12	10
Investment in non-marketable assets - held to maturity	2	2
Investment in non-marketable equity securities - available for sale	4	4
Investment in non-marketable debt securities - held to maturity	82	48
Restricted cash	31	53
Other non-current assets	178	127
	1,084	1,022

		At September 30,	At December 31,
		2010	2009
		(unaudited)
		(in US Dollars, millions)

	Investment in marketable equity securities - available for sale	134 (1)	111 (2)

	Available for sale investments in marketable equity securities consists of investments in ordinary shares.
	The following in respect of marketable equity securities, are included in accumulated other comprehensive income:
		Nine months ended September 30,
		2010	2009
		(unaudited)	(unaudited)
		(in US Dollars, millions)

	Total gains, net of related taxation	22	32
	Total losses, net of related taxation	(4)	-
	Net unrealized gain	18	32

	Proceeds on disposal of available for sale securities:	9	1

(1)	During 2010, the Company disposed of the shares held in Red 5 Limited. The sale resulted in a reclassification of fair value adjustments previously included in accumulated other comprehensive income to the income statement in 2010.
	Reclassification of fair value adjustments to the income statement	6	-
	Related taxation	(2)	-
		4	-

(2)	Other than temporary impairment in B2Gold investment recognized:	-	12

	The Company holds various equities as strategic investments in gold exploration companies. Four of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

	The following table presents the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

		Less than 12 months	More than 12 months
				Total

		(in US Dollars, millions)

	At September 30, 2010

	Aggregate fair value of investments with unrealized losses	4	-	4
	Aggregate unrealized losses	(2)	-	(2)

	At December 31, 2009 (1)
	Aggregate fair value of investments with unrealized losses	-	-	-
	Aggregate unrealized losses	-	-	-

(1)	In aggregate, the fair value of strategic investments in an unrealized loss position, as well as the aggregate unrealized losses amount to less than $1 million, respectively.

	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

Investment in marketable debt securities - held to maturity	12	10
Investments in marketable debt securities represent held to maturity government and corporate bonds.

Investment in non-marketable assets - held to maturity	2	2
Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

Investment in non-marketable equity securities - available for sale	4	4
Investments in non-marketable equity securities mainly represent shares held in XDM Resources Limited.

Investment in non-marketable debt securities - held to maturity	82	48
Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

As at September 30, 2010 the contractual maturities of debt securities were as follows:

Marketable debt securities

Up to three years	1
Three to seven years	11
	12

Non-marketable debt securities

Less than one year	82

Fair values of the held to maturity debt securities at September 30, 2010 and December 31, 2009 approximate cost.

Restricted cash	31	53
Restricted cash represent cash balances held by Environmental Rehabilitation Trust Funds.

Derivative Instruments	9 Months Ended
Sep. 30, 2010
Financial Risk Management Activities
Financial Risk Management Activities

In the normal course of its operations, the Company is exposed to gold and other commodity price, currency, interest rate, liquidity and non-performance risk, which includes credit risk. The Company is also exposed to certain by-product commodity price risk. In order to manage these risks, the Company enters into derivative transactions and has developed a risk management process to facilitate, control and monitor these risks. The board has approved and monitors this risk management process, inclusive of documented treasury policies, counterpart limits, controlling and reporting structures. The Company does not acquire, hold or issue derivatives for trading purposes.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments which hedges the variability of forecasted cash flows from the sale of production into the spot market and capital expenditure and are classified as cash flow hedges under the FASB ASC guidance on derivatives and hedging. The ineffective portion of matured and existing cash flow hedges recognized in loss on non-hedge derivatives in the income statement during the nine months ended September 30, 2010 was  $nil million. As at September 30, 2010, the Company does not have any cash flow hedge contracts relating to product sales. Cash flow hedge contracts pertaining to capital expenditure, with a maturity value of  $3 million as at September 30, 2010, are currently recorded in accumulated other comprehensive income and are expected to be reclassified from accumulated other comprehensive income and recognized as an adjustment to depreciation expense, until 2012.

A loss on non-hedge derivatives and movement on bonds of  $637 million was recorded in the nine months ended September 30, 2010 compared to a loss of  $1,080 million in the same period of 2009. See note G “Non-hedge derivative loss and movement on bonds” for additional information.

Gold price management activities

Gold derivative instruments are denominated in South African rands, US dollars and Australian dollars. The derivative instruments utilized are forward sale and purchase contracts, purchased and sold put options, and purchased and sold call options. The Company's reserve and financial strength has allowed it to arrange unmargined credit lines with counterparts.

Reduction in derivatives position

During September 2010, the Company accelerated the settlement of certain outstanding gold derivative positions. See note G “Non-hedge derivative loss and movement on bonds” for additional information.

During the quarter ended September 30, 2010, the Company continued to deliver into hedge commitments, as part of its strategy to reduce its overall position and increase exposure to spot gold prices. As a result, the net delta of the hedge book decreased (from June 30, 2010) by 1.73 million ounces, or 57 percent, to 1.33 million ounces or 54 tonnes (at June 30, 2010: 3.06 million ounces or 95 tonnes) with total commitments of 1.37 million ounces, reflecting a decline of 1.85 million ounces, or 57 percent at September 30, 2010 over committed ounces of 3.22 million ounces as of June 30, 2010.

Net delta open hedge position as at September 30, 2010

The negative marked-to-market value of all hedge transactions making up the hedge positions as at September 30, 2010 was a  $0.98 billion (liability), which decreased by  $1.43 billion over the quarter ended June 30, 2010. This value was based on a gold price of  $1,310 per ounce, exchange rates of R6.96/ $ and A $/ $0.97 and the prevailing market interest rates and volatilities at that date. The residual hedge book was closed out during the fourth quarter of 2010.

These marked-to-market valuations are not predictive of the future value of the hedge position, nor of the future impact on the revenue of the Company. The valuation represents the theoretical cost of exiting all hedge contracts at the time of valuation, at market prices and rates available at that time.

The following table indicates the Company's unaudited gold hedge position at a weighted average settlement price as at September 30, 2010.

	Year	2010	2011	2012	2013	2014	2015	Total
US DOLLAR GOLD
Forward contracts	Amount (oz)	589,307	* (37,500)	* (25,000)				526,807
	US $/oz	$554	* $534	* $641				$551
Put options sold	Amount (oz)	213,965	148,000	85,500	60,500	60,500		568,465
	US $/oz	$1,129	$623	$538	$440	$450		$763
Call options sold	Amount (oz)			323,725	237,180	255,680	29,000	845,585
	US $/oz			$645	$591	$620	$670	$623
RAND/GOLD
Put options sold	Amount (oz)	10,000						10,000
	ZAR/oz	R7,550						R7,550
** Total net gold:	Delta (oz)	(584,387)	37,727	(284,449)	(229,676)	(241,695)	(26,954)	(1,329,434)
	Committed (oz)	(589,307)	37,500	(298,725)	(237,180)	(255,680)	(29,000)	(1,372,392)

*	Represents a net long gold position and net short US Dollars position resulting from both forward sales and purchases for the period.
**	The Delta of the hedge position indicated above is the equivalent gold position that would have the same marked-to-market sensitivity for a small change in the gold price. This is calculated using the Black-Scholes option formula with the prevailing market prices, interest rates and volatilities as at September 30, 2010.

Foreign exchange price risk protection agreements
The Company enters into currency forward exchange and currency option contracts to hedge certain anticipated transactions denominated in foreign currencies. The objective of the Company's foreign currency hedging activities is to protect the Company from the risk that the eventual cash flows resulting from transactions denominated in US dollars will be adversely affected by changes in exchange rates.

At September 30, 2010, the Company had no open forward exchange or currency option contracts in its currency hedge position.

Interest and liquidity risk

Fluctuations in interest rates impacts interest paid and received on the short-term cash investments and financing activities, giving rise to interest rate risk. The Company utilizes money market and debt instruments to manage its interest rate and liquidity risk.

In the ordinary course of business, the Company receives cash from the proceeds of its gold sales and is required to fund working capital requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market related returns while minimizing risks. The Company is able to actively source financing at competitive rates. The counterparts are financial and banking institutions and their credit ratings are regularly monitored by the Company.

Non-performance risk

Realization of contracts is dependent upon the counterparts’ performance. The Company has not obtained collateral or other security to support financial instruments subject to non-performance risk, but regularly monitors the credit standing of counterparts. The Company spreads its business over a number of financial and banking institutions and believes that little to no concentration of non-performance risk exists. Limits for each counterpart are based on the assessed credit quality of each counterpart. The AngloGold Ashanti Treasury Committee (and in its absence the audit and corporate governance committee) makes recommendations for board approval of all counterparts and the limits to be applied to each counterpart. Where possible, management puts ISDA netting agreements in place.

The combined maximum credit risk exposure of the Company as at September 30, 2010 is as follows.

At September 30,
2010
(unaudited)
(In US Dollars, millions)

Option contracts - commodity	1
Forward sales type agreements - commodity	64
Warrants on shares	1
66
The fair value of derivative assets and liabilities reflects non-performance risk relating to the counterparts and the Company, respectively, as at September 30, 2010.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at September 30, 2010 and December 31, 2009, are as follows (assets (liabilities)):

	September 30, 2010		December 31, 2009

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	1,338	1,338	1,100	1,100
Restricted cash	12	12	12	12
Short-term debt	(268)	(268)	(1,292)	(1,292)
Long-term debt	(2,517)	(2,837)	(667)	(889)
Derivatives	(1,121)	(1,121)	(2,366)	(2,366)

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents and short-term debt

The carrying amounts approximate fair value because of the short-term duration of these instruments.

Long-term debt

The fair values of the convertible, mandatory convertible and rated bonds are shown at their quoted market value. Other long-term debt re-prices on a short-term floating rate basis, and accordingly the carrying amount approximates to fair value.

Derivatives

The fair value of volatility-based instruments (i.e. options) are estimated based on market prices, volatilities, credit risk and interest rates, while the fair value of forward sales and purchases are estimated based on the quoted market prices and credit risk for the contracts at September 30, 2010 and December 31, 2009. The Company uses the Black-Scholes option pricing formula to value option contracts.

Fair value of the derivative assets/(liabilities) split by accounting designation

		At September 30, 2010
		(unaudited)
		(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Forward sales type agreements - commodity	Current assets - derivatives	64	64
Option contracts - commodity	Current assets - derivatives	1	1
Total hedging contracts		65	65
Warrants on shares	Non-current assets - derivatives	1	1
Total derivatives		66	66

		At September 30, 2010
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Forward sales type agreements - commodity	Current liabilities - derivatives	(464)	(464)
Option contracts - commodity	Current liabilities - derivatives	(587)	(587)
Total hedging contracts		(1,051)	(1,051)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Option component of convertible bonds	Non-current liabilities - derivatives	(135)	(135)
Total derivatives		(1,187)	(1,187)

Fair value of the derivative assets/(liabilities) split by accounting designation

		At December 31, 2009
		(in US Dollars, millions)
Assets
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
Forward sales type agreements - commodity	Current assets - derivatives	-	283	283
Option contracts - commodity	Current assets - derivatives	-	47	47
Total hedging contracts		-	330	330
Warrants on shares	Non-current assets - derivatives	-	5	5
Total derivatives		-	335	335

		At December 31, 2009
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
Forward sales type agreements - commodity	Current liabilities - derivatives	(37)	(441)	(478)
Option contracts - commodity	Current liabilities - derivatives	-	(2,034)	(2,034)
Interest rate swaps - Gold	Current liabilities - derivatives	-	(13)	(13)
Total hedging contracts		(37)	(2,488)	(2,525)
Embedded derivatives	Non-current liabilities - derivatives	-	(1)	(1)
Option component of convertible bonds	Non-current liabilities - derivatives	-	(175)	(175)
Total derivatives		(37)	(2,664)	(2,701)

	Non-hedge derivative gain/(loss) and movement on bonds recognized
			Nine months ended September 30,
			2010	2009
			(unaudited)	(unaudited)

			(in US Dollars, millions)
		Location of gain/(loss) in income
	Realized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(336)	(492)	(1)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(1,555)	(105)	(1)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	(11)	97
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	3	1
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	(15)	21
			(1,914)	(478)

	Unrealized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(150)	(233)	(2)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	1,430	(317)	(2)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	-	(5)
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	-	5
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	13	(28)	(2)
	Option component of convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	40	(24)
	Warrants on shares	Non-hedge derivative gain/(loss) and movement on bonds	(4)	-
	Fair value movement on mandatory convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	(52)	-
			1,277	(602)

	Non-hedge derivative loss and movement on bonds		(637)	(1,080)

(1)	Included a loss related to the accelerated settlement of contracts previously designated as NPSE as at July 31, 2009, amounting to:			(580)
(2)	Included a loss related to the re-designation of former NPSE contracts as at July 31, 2009 amounting to:			(448)

Other comprehensive income
	Nine months ended September 30, 2010
	(unaudited)
	(in US Dollars, millions)
	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements - commodity	-	Product sales	52	Non-hedge derivatives gain/(loss) and movement on bonds	-
	-		52		-

Other comprehensive income

	Nine months ended September 30, 2009
	(unaudited)
	(in US Dollars, millions)

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements - commodity	1	Product sales	111	Non-hedge derivatives gain/(loss) and movement on bonds	3
Foreign exchange contracts - currency	(2)	Product sales	-	Non-hedge derivatives gain/(loss) and movement on bonds	-
	(1)		111		3

	Other comprehensive income

		Accumulated other comprehensive income as of January 1, 2010	Changes in fair value and other movements recognised in 2010	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2010
		$	$	$	$
	Derivatives designated as
	Gold sales	(52)	-	52	-
	Capital expenditure	(3)	-	-	(3)
	Before tax totals	(55)	-	52	(3)(1)
	After tax totals	(22)	-	20	(2)

		Accumulated other comprehensive income as of January 1, 2009	Changes in fair value and other movements recognised in 2009	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2009
		$	$	$	$
	Derivatives designated as
	Gold sales	(178)	(1)	114	(65)
	Capital expenditure	(2)	-	-	(2)
	Before tax totals	(180)	(1)	114	(67)(1)
	After tax totals	(112)	-	81	(31)

(1)	Includes adjustment for cumulative net translation differences of $nil million (2009: $20 million) resulting from the revaluation and settlement of non US dollar denominated cash flow hedge contracts.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2010
Commitments and Contingencies [Abstract]
Commitments And Contingencies Disclosure
Capital expenditure commitments:

At September 30,
2010
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	233
Authorized by the directors but not yet contracted for	1,692
1,925
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing credit facilities and, potentially, additional credit facilities or debt instruments.

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

At September 30,
2010
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution - South Africa (2)	-
Sales tax on gold deliveries - Brazil (3)	85
Other tax disputes - Brazil (4)	32
Indirect taxes - Ghana (5)	10

Contingent assets

Royalty - Boddington Gold Mine (6)	-
Royalty - Tau Lekoa Gold Mine (7)	-

Financial guarantees

Oro Group surety (8)	14
AngloGold Ashanti USA reclamation bonds (9)	84
AngloGold Ashanti environmental guarantees (10)	143
Guarantee provided for revolving credit facility (11)	-
Guarantee provided for mandatory convertible bonds (12)	790
Guarantee provided for rated bonds (13)	1,024
Guarantee provided for convertible bonds (14)	742

Hedging guarantees
Gold delivery guarantees (15)	-
Ashanti Treasury Services Limited ("ATS") hedging guarantees (16)	352
Geita Management Compant Limited ("GMC") hedging guarantees (17)	445

3,721

The Company assesses the credit quality of counterparts at least on a quarterly basis. As of September 30, 2010, the probability of non-performance is considered minimal.

(1)	Ground water pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage from mine residue stockpiles. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation (MNA) by the existing environment will contribute to improvement in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but are not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reliable estimate can be made for the obligation.

(2)	Deep ground water pollution - South Africa

The Company has identified a flooding and future pollution risk posed by deep groundwater in the Klerksdorp and Far West Rand gold fields. Various studies have been undertaken by AngloGold Ashanti since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, the Department of Mineral Resources and affected mining companies are involved in the development of a “Regional Mine Closure Strategy”. In view of the limitation of current information for the accurate estimation of a liability, no reliable estimate can be made for the obligation.

		At September 30,
		2010
		(unaudited)
		(in US Dollars, millions)

(3)	Sales tax on gold deliveries - Brazil

	Mineração Serra Grande S.A. (“MSG”), received two tax assessments from the State of Goiás related to payments of sales taxes on gold deliveries for export. The first assessment was issued to AngloGold Ashanti Brazil Mineração Ltda. which manages the operation. In November 2006, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period. The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. The second assessment was issued by the State of Goiás in October 2006 on the same grounds as the first assessment. The Company believes both assessments are in violation of federal legislation on sales taxes.

	The Company's attributable share of the assessments are as follows:
	First assessment	53
	Second assessment	32
		85

(4)	Other tax disputes - Brazil

	MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company’s appeal against the assessment. The Company is now appealing the dismissal of the case. The Company’s attributable share of the assessment is approximately:	9

	Subsidiaries of the Company in Brazil are involved in various disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The Company's share of the assessment is approximately:	23
		32

(5)	Indirect taxes - Ghana

	AngloGold Ashanti (Ghana) Limited received a tax assessment during September 2009 following an audit by the tax authorities related to indirect taxes on various items. Management is of the opinion that the indirect taxes are not payable and the Company has lodged an objection.
	The Company's share of the assessment is approximately:	10

		At September 30,
		2010
		(unaudited)
		(in US Dollars, millions)

(6)	Royalty - Boddington Gold Mine

	As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine’s cash costs plus $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total amount of $100 million.

	Royalties received include the following:
	Royalties received during the quarter ended September 30, 2010. See Note F.	2
	Royalties received subsequent to September 30, 2010	3

(7)	Royalty - Tau Lekoa Gold Mine

As a result of the sale of the interest in the Tau Lekoa Gold Mine during 2010, the Company is entitled to receive a royalty on the production of a further 1.4 million ounces by the Tau Lekoa Gold Mine; and in the event that the average monthly rand price of gold exceeds R180,000 per kilogram (subject to an inflation adjustment). Where the average monthly rand price of gold does not exceed R180,000 per kilogram (subject to an inflation adjustment), the ounces produced in that quarter do not count towards the total 1.4 million ounces upon which the royalty is payable.

The royalty will be determined at 3 percent of the net revenue (being gross revenue less State royalties) generated by the Tau Lekoa assets.

(8)	Oro Group surety	14

The Company has provided surety in favor of the lender in respect of gold loan facilities to wholly-owned subsidiaries of Oro Group (Proprietary) Limited, an affiliate of the Company. The Company has a total maximum liability, in terms of the suretyships, of R100 million. The probability of the non-performance under the suretyships is considered minimal.

(9)	AngloGold Ashanti USA reclamation bonds	84

Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

The carrying value of these obligations is included in the Provision for environmental rehabilitation in the Company's consolidated balance sheet and amounted to $32 million as at September 30, 2010.

At September 30,
2010
(unaudited)
(in US Dollars, millions)

(10)	AngloGold Ashanti environmental guarantees	143

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

Future costs, excluding premature closure costs included in the Provision for environmental rehabilitation in the Company’s consolidated balance sheet amounted to $130 million as at September 30, 2010.

(11)	Guarantee provided for revolving credit facility

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Incorporated, as guarantors, have each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion four year revolving credit facility.
	The total amount outstanding under this facility amounted to:	-

(12)	Guarantee provided for mandatory convertible bonds

	AngloGold Ashanti Limited has fully and unconditionally guaranteed on a subordinated basis all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $789.1 million 6.0 percent mandatory convertible bonds due 2013.
	Principal amount including accrued interest amounted to:	790

(13)	Guarantee provided for rated bonds

	AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $700 million 5.375 percent rated bonds due 2020 and the issued $300 million 6.5 percent rated bonds due 2040.
	Principal amount including accrued interest amounted to:	1,024

(14)	Guarantee provided for convertible bonds

	AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $732.5 million 3.5 percent convertible bonds due 2014.
	Principal amount including accrued interest amounted to:	742

(15)	Gold delivery guarantees

The Company has issued gold delivery guarantees to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements.
	Gold delivery guarantees issued amounted to:	-

(16)	ATS hedging guarantees

	The Company together with its wholly-owned subsidiary AngloGold Ashanti Holdings plc has provided guarantees to several counterpart banks for the hedging commitments of its wholly-owned subsidiary ATS. The maximum potential amount of future payments is all moneys due, owing or incurred by ATS under or pursuant to the hedging agreements.
	The negative marked-to-market valuation of the ATS hedge book amounted to:	352

		At September 30,
		2010
		(unaudited)
		(in US Dollars, millions)

(17)	GMC hedging guarantees

	The Company and its wholly-owned subsidiary AngloGold Ashanti Holdings plc have issued hedging guarantees to several counterpart banks in which they have guaranteed the due performance by GMC of its obligations under or pursuant to the hedging agreements entered into by GMC, and to the payment of all money owing or incurred by GMC as and when due. The maximum potential amount of future payments is all moneys due, owing or incurred by GMC under or pursuant to the hedging agreements.
	The negative marked-to-market valuation of the GMC hedge book amounted to:	445

	Vulnerability from concentrations

	There is a concentration of risk in respect of recoverable value added tax and fuel duties from the Tanzanian government. The outstanding amounts have been discounted to their present value at a rate of 7.82 percent.

	The recoverable value added tax and fuel duties are summarized as follows:
	Recoverable value added tax due to the Company:	48
	Recoverable fuel duties due to the Company: (1)	55

(1)	Fuel duty claims are required to be submitted after consumption of the related fuel and are subject to authorization by the Customs and Excise authorities.

Recent Developments	9 Months Ended
Sep. 30, 2010
Subsequent Events Abstract
Subsequent Events

Announcements made after September 30, 2010:

On October 7, 2010, AngloGold Ashanti completed the elimination of its gold hedge book, providing the Company and its shareholders with full exposure to the prevailing gold price. As a result, the Company will sell the gold it produces at market prices and therefore expects to enhance cash flow and profit margins as a result of removing hedge contracts with low committed gold prices.

The total cost of closing out all future hedge contracts and related costs amounted to approximately  $2.78 billion and was incurred during the last two quarters of 2010. The average buy-back price was  $1,300 per ounce for this final tranche of the hedge restructure.

The Company has realized net proceeds from the sale of its entire holding of shares in Vancouver-based gold producer B2Gold Corporation ("B2Gold"). The stake in B2Gold's outstanding shares was sold on November 9, 2010 in an orderly fashion, after the markets closed. Details are as follows:

		Number of shares disposed	Percent disposed	Consideration received	Gain/(loss) on reclassification (1)
	Disposal			(in Canadian Dollars, millions)	(in US Dollars, millions)

	B2Gold	31,556,650	10.17	70	35

(1)	The gain on available for sale marketable equity security is included in accumulated other comprehensive income as at September 30, 2010.

Declaration of Dividends	9 Months Ended
Sep. 30, 2010
Dividends [Abstract]
Declaration of Dividend [Text Block]
Details of the final dividends of 2009 and interim dividends of 2010 are set forth in the table below:

	Ordinary shareholders		E ordinary shareholders
	Final dividend	Interim dividend	Final dividend	Interim dividend
	of 2009	of 2010	of 2009	of 2010

Declaration date	Feb 16, 2010	Aug 10, 2010	Feb 16, 2010	Aug 10, 2010
Record date	Mar 12, 2010	Sep 3, 2010	Mar 12, 2010	Sep 3, 2010
Payment date - Ordinary / E ordinary shareholders	Mar 19, 2010	Sep 10, 2010	Mar 19, 2010	Sep 10, 2010
Payment date - CDIs	Mar 19, 2010	Sep 10, 2010	-	-
Payment date - GhDSs	Mar 22, 2010	Sep 13, 2010	-	-
Payment date - ADSs	Mar 29, 2010	Sep 20, 2010	-	-

Dividend amount per share (US cents)	9.496	9.003	4.748	4.502
Dividend amount per share (South African cents)	70.0	65.0	35.0	32.5

Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements	9 Months Ended
Sep. 30, 2010
Fair Value Measurements
Fair Value Measurements

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following table sets out the Company’s financial assets and (liabilities) measured at fair value by level within the hierarchy as at September 30, 2010 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	1,338			1,338
Marketable equity securities	134			134
Mandatory convertible bonds	(842)			(842)
Derivatives, net		(986)		(986)
Embedded derivative		(1)		(1)
Warrants on shares		1		1
Option component of convertible bonds		(135)		(135)

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's mandatory convertible bonds are included in Debt in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

The Company's derivative instruments are valued using pricing models and the Company generally uses similar models to value similar instruments. Options associated with marketable equity securities and the conversion features of convertible bonds are included as derivatives on the balance sheet. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs. The Company's derivatives trade in liquid markets, and as such, model inputs are observable. Such instruments are typically classified within Level 2 of the fair value hierarchy.

			Nine months ended September 30,
						2010
							(unaudited)
							(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the nine months ended September 30, 2010, the Company fully impaired and wrote-off various assets in South Africa, Continental Africa and the Americas. This resulted in a loss, which is included in earnings, of:					24

Long-lived assets of Tau Lekoa were written down to fair value less costs to sell as at June 30, 2010. Fair values of these assets were based on sales agreements with third parties and as such are classified within Level 2 of the fair value hierarchy. This resulted in a loss which is included in earnings of:					8
Tau Lekoa was sold during the third quarter of 2010.

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(24)
Long-lived assets held for sale	61		61		(8)
	61		61		(32)

Supplemental Condensed Consolidating Financial Information	9 Months Ended		12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2009
Condensed Financial Information Abstract
Condensed Financial Information

AngloGold Ashanti Holdings plc (“IOMco”), a wholly-owned subsidiary of AngloGold Ashanti, has issued debt securities which are fully and unconditionally guaranteed by AngloGold Ashanti Limited (being the “Guarantor”).  Refer to Notes E “Debt” and O ”Commitments and Contingencies”.   IOMco is an Isle of Man registered company that holds certain of AngloGold Ashanti's operations and assets located outside South Africa (excluding certain operations and assets in the Americas and Australasia).  The following is condensed consolidating financial information for the Company as of September 30, 2010 and December 31, 2009 and for the nine months ended September 30, 2010 and 2009, with a separate column for each of AngloGold Ashanti Limited as Guarantor, IOMco as Issuer and the other subsidiaries of the Company combined (the “Non-Guarantor Subsidiaries”).  For the purposes of the condensed consolidating financial information, the Company carries its investments under the equity method.  The following supplemental condensed consolidating financial information should be read in conjunction with the Company's condensed consolidated financial statements.

Condensed consolidating statements of income
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,634	(2)	2,296	(107)	3,821

Product sales	1,553	-	2,238	-	3,791
Interest, dividends and other	81	(2)	58	(107)	30

Costs and expenses	1,252	394	2,312	(334)	3,624

Production costs	784	-	1,093	-	1,877
Exploration costs	6	8	143	-	157
Related party transactions	(13)	-	-	-	(13)
General and administrative expenses/(recoveries)	109	(6)	39	8	150
Royalties paid	21	-	75	-	96
Market development costs	5	-	4	-	9
Depreciation, depletion and amortization	253	-	261	-	514
Impairment of assets	17	-	15	-	32
Interest expense	3	50	49	-	102
Accretion expense	7	-	9	-	16
Employment severance costs	12	-	2	-	14
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	8	342	25	(342)	33
Non-hedge derivative loss and movement on bonds	40	-	597	-	637

Income/(loss) before income tax provision	382	(396)	(16)	227	197
Taxation benefit/(expense)	39	(1)	(165)	-	(127)
Equity income in affiliates	48	-	-	-	48
Equity (loss)/income in subsidiaries	(336)	(163)	-	499	-
Income/(loss) from continuing operations	133	(560)	(181)	726	118
Preferred stock dividends	(51)	-	(51)	102	-
Net income/(loss)	82	(560)	(232)	828	118
Less: Net income attributable to noncontrolling interests	-	-	(36)	-	(36)

Net income/(loss) - attributable to AngloGold Ashanti	82	(560)	(268)	828	82

Condensed consolidating balance sheets
AT SEPTEMBER 30, 2010
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,322	3,471	4,201	(6,260)	2,734
Cash and cash equivalents	327	759	252	-	1,338
Restricted cash	1	-	11	-	12
Receivables, inter-group balances and other current assets	994	2,712	3,938	(6,260)	1,384
Property, plant and equipment, net	2,075	-	3,612	-	5,687
Acquired properties, net	209	-	620	-	829
Goodwill	-	-	188	(16)	172
Other intangibles, net	-	-	17	-	17
Derivatives	-	-	1	-	1
Other long-term inventory	-	-	26	-	26
Materials on the leach pad	-	-	313	-	313
Other long-term assets and deferred taxation assets	3,204	744	930	(3,793)	1,085

Total assets	6,810	4,215	9,908	(10,069)	10,864

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,464	1,603	7,082	(8,186)	1,963
Other non-current liabilities	41	-	75	(58)	58
Long-term debt	37	994	1,486	-	2,517
Derivatives	-	-	136	-	136
Deferred taxation liabilities	707	-	453	9	1,169
Provision for environmental rehabilitation	130	-	288	-	418
Other accrued liabilities	-	-	32	-	32
Provision for pension and other post-retirement medical benefits	147	-	11	-	158
Commitments and contingencies	-	-	-	-	-
Equity	4,284	1,618	345	(1,834)	4,413
Stock issued	13	5,141	902	(6,043)	13
Additional paid in capital	8,653	363	451	(814)	8,653
Accumulated (deficit)/profit	(3,899)	(3,886)	(3,757)	7,643	(3,899)
Accumulated other comprehensive income and reserves	(483)	-	2,621	(2,621)	(483)
Total AngloGold Ashanti stockholders' equity	4,284	1,618	217	(1,835)	4,284
Noncontrolling interests	-	-	128	1	129

Total liabilities and equity	6,810	4,215	9,908	(10,069)	10,864

Condensed consolidating statements of cash flows
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010
(unaudited)
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash (used) in/provided by operating activities	(86)	(357)	1,086	(102)	541
Net income/(loss)	82	(560)	(232)	828	118
Reconciled to net cash (used) in/provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	28	342	20	(342)	48
Depreciation, depletion and amortization	253	-	261	-	514
Impairment of assets	17	-	15	-	32
Deferred taxation	78	-	19	-	97
Cash utilized for hedge book settlements	(774)	-	(776)	-	(1,550)
Other non cash items	609	(182)	1,715	(588)	1,554
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	3	-	22	-	25

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	(208)	26	182	-	-
Receivables	(21)	3	(80)	-	(98)
Inventories	(17)	-	(109)	-	(126)
Accounts payable and other current liabilities	(136)	14	49	-	(73)

Net cash used in investing activities	(666)	(29)	(573)	-	(1,268)
Increase in non-current investments	-	(29)	(91)	-	(120)
Additions to property, plant and equipment	(281)	-	(342)	-	(623)
Proceeds on sale of mining assets	62	-	5	-	67
Proceeds on sale of investments	-	-	62	-	62
Cash outflows from derivatives purchased	(444)	-	(226)	-	(670)
Loans receivable advanced	(3)	-	(4)	-	(7)
Change in restricted cash	-	-	23	-	23

Net cash generated/(used) by financing activities	827	567	(580)	102	916
Net repayments of debt	-	(1,000)	(318)	-	(1,318)
Issuance of stock	793	281	(281)	-	793
Share issue expenses	(16)	-	-	-	(16)
Net proceeds from debt	208	994	838	-	2,040
Debt issue costs	-	(12)	(22)	-	(34)
Cash outflows from derivatives with financing	(40)	-	(413)	-	(453)
Dividends (paid)/received	(118)	304	(384)	102	(96)

Net increase/(decrease) in cash and cash equivalents	75	181	(67)	-	189
Effect of exchange rate changes on cash	21	-	28	-	49
Cash and cash equivalents – January 1,	231	578	291	-	1,100
Cash and cash equivalents – September 30,	327	759	252	-	1,338

Condensed consolidating statements of income
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2009
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,256	(64)	1,473	(37)	2,628

Product sales	1,201	-	1,347	-	2,548
Interest, dividends and other	55	(64)	126	(37)	80

Costs and expenses	1,590	1,097	1,883	(1,130)	3,440

Production costs	619	-	974	-	1,593
Exploration costs	4	8	79	-	91
Related party transactions	(12)	-	-	-	(12)
General and administrative expenses/(recoveries)	58	(117)	144	24	109
Royalties paid	-	-	60	-	60
Market development costs	5	-	4	-	9
Depreciation, depletion and amortization	197	-	246	-	443
Impairment of assets	-	-	16	-	16
Interest expense	2	55	34	-	91
Accretion expense	5	-	8	-	13
Employment severance costs	6	-	3	-	9
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	10	1,151	(69)	(1,154)	(62)
Non-hedge derivative loss and movement on bonds	696	-	384	-	1,080

(Loss)/income before income tax provision	(334)	(1,161)	(410)	1,093	(812)
Taxation benefit/(expense)	94	(2)	(45)	-	47
Equity income in affiliates	66	-	-	-	66
Equity (loss)/income in subsidiaries	(509)	(263)	-	772	-
(Loss)/income from continuing operations	(683)	(1,426)	(455)	1,865	(699)
Preferred stock dividends	(42)	-	(42)	84	-
Net (loss)/income	(725)	(1,426)	(497)	1,949	(699)
Less: Net income attributable to noncontrolling interests	-	-	(26)	-	(26)

Net (loss)/income - attributable to AngloGold Ashanti	(725)	(1,426)	(523)	1,949	(725)

Condensed consolidating statements of cash flows
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2009
(unaudited)
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	443	125	(535)	(84)	(51)
Net (loss)/income	(725)	(1,426)	(497)	1,949	(699)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	7	1,151	(65)	(1,154)	(61)
Depreciation, depletion and amortization	197	-	246	-	443
Impairment of assets	-	-	16	-	16
Deferred taxation	(116)	-	(56)	-	(172)
Cash utilized for hedge book settlements	-	-	(797)	-	(797)
Other non cash items	994	(926)	2,131	(879)	1,320
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	13	-	14

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	55	1,314	(1,369)	-	-
Receivables	(3)	-	(94)	-	(97)
Inventories	(18)	-	(119)	-	(137)
Accounts payable and other current liabilities	51	12	56	-	119
Net cash provided by/(used) in continuing operations	443	125	(535)	(84)	(51)
Net cash used in discontinued operations

Net cash (used) in/generated by investing activities	(334)	(1,004)	1,383	-	45
Increase in non-current investments	(36)	(1,558)	1,533	-	(61)
Additions to property, plant and equipment	(265)	-	(472)	-	(737)
Proceeds on sale of mining assets	-	-	900	-	900
Proceeds on sale of investments	-	554	(498)	-	56
Cash outflows from derivatives purchased	(34)	-	(68)	-	(102)
Change in restricted cash	1	-	(12)	-	(11)

Net cash generated/(used) by financing activities	214	880	(757)	84	421
Net repayments of debt	-	(1,840)	(868)	-	(2,708)
Issuance of stock	301	316	(316)	-	301
Share issue expenses	(6)	-	-	-	(6)
Net proceeds from debt	-	1,750	995	-	2,745
Debt issue costs	-	-	(14)	-	(14)
Cash inflows from derivatives with financing	6	-	147	-	153
Dividends (paid)/received	(87)	654	(701)	84	(50)

Net increase in cash and cash equivalents	323	1	91	-	415
Effect of exchange rate changes on cash	91	-	27	-	118
Cash and cash equivalents – January 1,	154	229	192	-	575
Cash and cash equivalents – September 30,	568	230	310	-	1,108

Condensed consolidating balance sheets
AT DECEMBER 31, 2009
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,650	2,558	3,332	(4,782)	2,758
Cash and cash equivalents	231	578	291	-	1,100
Restricted cash	1	-	11	-	12
Receivables, inter-group balances and other current assets	1,418	1,980	3,030	(4,782)	1,646
Property, plant and equipment, net	1,932	-	3,522	-	5,454
Acquired properties, net	205	-	626	-	831
Goodwill	-	-	425	(263)	162
Other intangibles, net	-	-	18	-	18
Derivatives	-	-	5	-	5
Other long-term inventory	-	-	26	-	26
Materials on the leach pad	-	-	324	-	324
Other long-term assets and deferred taxation assets	2,689	31	1,160	(2,796)	1,084

Total assets	6,476	2,589	9,438	(7,841)	10,662

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	2,058	1,824	6,686	(6,093)	4,475
Other non-current liabilities	149	-	84	(70)	163
Long-term debt	34	-	633	-	667
Derivatives	-	-	176	-	176
Deferred taxation liabilities	668	-	492	11	1,171
Provision for environmental rehabilitation	115	-	270	-	385
Other accrued liabilities	-	-	33	-	33
Provision for pension and other post-retirement medical benefits	135	-	12	-	147
Commitments and contingencies	-	-	-	-	-
Equity	3,317	765	1,052	(1,689)	3,445
Stock issued	12	4,859	1,080	(5,939)	12
Additional paid in capital	7,836	363	698	(1,061)	7,836
Accumulated (deficit)/profit	(3,914)	(4,457)	(3,397)	7,854	(3,914)
Accumulated other comprehensive income and reserves	(617)	-	2,544	(2,544)	(617)
Total AngloGold Ashanti stockholders' equity	3,317	765	925	(1,690)	3,317
Noncontrolling interests	-	-	127	1	128

Total liabilities and equity	6,476	2,589	9,438	(7,841)	10,662

Accounting Developments (Policies)	9 Months Ended
Sep. 30, 2010
New Accounting Pronouncements And Changes In Accounting Principles Abstract
Finance Loans And Leases Receivable Policy	In July 2010, the FASB issued guidance to address concerns about the sufficiency, transparency, and robustness of credit risk disclosures for financing receivables and the related allowance for credit losses. The guidance requires that entities disclose information at disaggregated levels. The expanded disclosures include roll-forward schedules of the allowance for credit losses and information regarding the credit quality of receivables as of the end of a reporting period. Certain financing receivables that were modified during a reporting period and those that were previously modified and have re-defaulted require enhanced disclosures. The new disclosure requirements apply to all entities that have lending arrangements in the form of receivables or a lessor's right to lease payments (other than operating leases), although disclosures for trade accounts receivable with a contractual maturity of one year or less are exempt. For public entities, the new disclosures are required for interim and annual periods ending on or after December 15, 2010, although the disclosures of reporting period activity (i.e., allowance roll-forward and modification disclosures) are required for interim and annual periods beginning on or after December 15, 2010. The Company is currently assessing the impact of the guidance on the Company’s financial statements.
Share Based Compensation Option And Incentive Plans Policy	In April 2010, the FASB issued guidance for stock compensation. The amendments clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, such an award should not be classified as a liability if it otherwise qualifies as equity. The guidance also clarifies that disclosures currently required are applicable to a share-based payment award, including the nature and terms of share-based payment arrangements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The amendments will be applied prospectively. A cumulative-effect adjustment will be calculated for all awards outstanding as of the beginning of the fiscal year in which the amendments are initially applied, as if the amendments had been applied consistently since the inception of the award. The cumulative-effect adjustment should be presented separately. The Company does not expect the adoption of this guidance to have a material impact on the Company’s financial statements.
Schedule Of New Accounting Pronouncements Adopted [Abstact]
Amendments And Technical Corrections To Various Codification Topics Policy	In February 2010, the Financial Accounting Standards Board (“FASB”) updated Accounting Standards Codification (“the Codification” or “ASC”) guidance which contains amendments and technical corrections to certain Codification topics. While the guidance does not significantly alter US GAAP, it may result in limited change to existing practice. The clarifications of the guidance on embedded derivatives and hedging are effective for fiscal years beginning after December 15, 2009. The adoption of the updated guidance had no impact on the Company’s financial statements.
Distributions To Shareholders Policy	In January 2010, the FASB ASC guidance for accounting for distributions to shareholders with components of stock and cash was updated to clarify that the stock portion of a distribution to shareholders that allows them to elect to receive cash or stock with a potential limitation on the total amount of cash that all shareholders can elect to receive in aggregate is considered a share issuance that is reflected in EPS prospectively. The guidance is effective for interim and annual reporting periods beginning after December 15, 2009, and should be applied retrospectively to all prior periods. The adoption of the updated guidance had no impact on the Company’s financial statements.
Fair Value Measurements Policy	In January 2010, the FASB ASC guidance for disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, entities are required to present separately information about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The updated guidance further clarified the level of disaggregation required for assets and liabilities and the disclosures required for inputs and valuation techniques used to measure the fair value of assets and liabilities that fall in either Level 2 or Level 3. The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. The adoption of the updated guidance had no material impact on the Company’s financial statements. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. The Company does not expect the adoption of this guidance to have a material impact on the Company’s financial statements.
Consolidation Variable Interest Entity Policy	In June 2009, the FASB ASC guidance for consolidation accounting was updated to require an entity to perform a qualitative analysis to determine whether the enterprise’s variable interest gives it a controlling financial interest in a variable interest entity (“VIE”). This analysis identifies a primary beneficiary of a VIE as the entity that has both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (ii) the obligation to absorb losses or receive benefits from the entity that could potentially be significant to the VIE. The updated guidance is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period, and for interim and annual reporting periods thereafter. The adoption of this guidance had no impact on the Company’s financial statements.
Subsequent Events Policy	In May 2009, the FASB updated the ASC guidance for subsequent events to establish general standards of accounting for, and disclosures of, events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In February 2010, the FASB amended the ASC guidance for subsequent events. As a result, SEC registrants will not disclose the date through which management evaluated subsequent events in the financial statements. This change for SEC registrants was effective immediately. The adoption of the updated guidance had no impact on the Company’s financial statements.

Inventories (Tables)	9 Months Ended
Sep. 30, 2010
Inventory Current And Non Current Net [Abstract]
Inventory Current [Text Block]
	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	167	115
Gold on hand (doré/bullion)	67	75
Ore stockpiles	286	227
Uranium oxide and sulfuric acid	51	34
Supplies	260	252
	831	703
Less: Heap leach inventory(1)	(83)	(40)
	748	663
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Inventory Noncurrent [Text Block]
	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	313	324
Ore stockpiles	25	25
Supplies	1	1
	339	350
Less: Heap leach inventory(1)	(313)	(324)
	26	26
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Impairments (Tables)	9 Months Ended
Sep. 30, 2010
Impairment Tables [Abstract]
Impairment [Text Block]
		Nine months ended September 30,
		2010	2009
		(unaudited)	(unaudited)
		(in US Dollars, millions)

	South Africa

	Impairment of Tau Lekoa (1)	8	-
	Write-off of mining assets at Savuka	9	-

	Continental Africa

	Write-off of tailings storage facility at Iduapriem	8	-
	Write-off of vehicles and heavy mining equipment at Geita	4	-
	Write-off of oxide treatment plant at Obuasi	-	4

	Americas

	Write-off of mining assets at Serra Grande	3	-

	Other

	Impairment of B2Gold available for sale marketable equity security	-	12
		32	16

(1)	This impairment loss was recorded to write-down the long-lived assets to fair value less costs to sell as at June 30, 2010. The sale of Tau Lekoa was concluded effective August 1, 2010.

Debt (Tables)	9 Months Ended
Sep. 30, 2010
Debt Tables [Abstract]
Schedule Of Debt Instruments [Text Block]

	The Company's outstanding debt include:

	Debt carried at amortized cost

	Rated bonds
	On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually. Details of the rated bonds are summarized as follows:

		At September 30, 2010
		Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
		%	(in US Dollars, millions)

	10-year unsecured notes	5.375	700	(1)	16	715
	30-year unsecured notes	6.500	300	(5)	8	303
			1,000	(6)	24	1,018

	Loan facilities
	During the second quarter of 2010, the Company repaid and cancelled the 2009 Term Facility ( $250 million) and the $1.15 billion syndicated loan facility and also cancelled the 2009 Revolving Credit Facility of $250 million (which was undrawn). In addition to issuing the 10-year and 30-year notes above, the Company entered into a new $1.0 billion four year revolving credit facility, expiring in April 2014, to replace these facilities. The cancellation of these debt facilities resulted in a one-off charge to earnings of $8 million related to accelerated amortization of fees.
	Details of the revolving credit facility are summarized as follows:

		At September 30, 2010
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion revolving credit facility	LIBOR + 1.75	0.7	1,000	1,000	-
				1,000	1,000	-

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

	Firstrand Bank Limited short-term loan

	On September 29, 2010 the Company entered into a $222 million short-term loan with Firstrand Bank Limited to fund, in part, the cost of the hedge book close out and in order to preserve undrawn US dollar facilities. Interest is charged at 6.75 percent per annum. The loan is repayable on November 2, 2010 and is ZAR based.

Schedule Of Convertible Debt [Text Block]
Debt carried at amortized cost (continued)

Convertible bonds
The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into American depositary shares ("ADSs") of AngloGold Ashanti at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

The convertible bonds and associated derivative liability (which has been accounted for separately) are summarized as follows:

	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(In US Dollars, millions)

Convertible bonds
Total outstanding at end of period (principal)	626	607
Accrued interest on convertible bonds at end of period	9	2
Total outstanding (including unpaid interest) at end of period	635	609

Convertible bond derivative liability
Balance at beginning of period	175	142
Non-hedge derivative (gain)/loss on convertible bonds	(40)	33
Balance at end of period	135	175

Schedule Of Mandatory Convertible Debt [Text Block]

Debt carried at fair value

Mandatory convertible bonds

In September 2010, the Company issued mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. The conversion of the mandatory convertible bonds into ADSs was subject to shareholder approval, which was granted after the reporting date. These bonds are convertible into a variable number of shares ranging from 18,140,000 at a share price equal to or lesser than $43.50, to 14,511,937 at a share price equal to or greater than $54.375, each as calculated in accordance with the formula set forth in the indenture.

The mandatory convertible bonds contain certain embedded derivatives relating to change in control and anti-dilution protection provisions. The FASB ASC guidance contains an election for the Company to record the entire instrument at fair value as opposed to separating the embedded derivatives from the instrument. The shareholders have authorized that the convertible bonds will be settled in equity and not have any cash settlement potential except if a fundamental change or conversion rate adjustment causes the number of ADSs deliverable upon conversion to exceed the number of shares reserved for such purpose, among other circumstances provided in the indenture, and therefore the Company has chosen to recognize the instrument, in its entirety, at fair value. Depending on the final calculated share price on the date of conversion, the liability recognized may differ from the principal amount.

Other convertible bonds that have been issued by the Company will only be settled in equity if future events, outside of the control of the Company, result in equity settlement and thus have a potential cash settlement at maturity that will not exceed the principal amount and in those circumstances the liabilities are recognized at amortized cost.

In determining the fair value liability of the mandatory convertible bonds, the Company has measured the effect based on the ex interest NYSE closing price on the reporting date. The ticker code used by the NYSE for the mandatory convertible bonds is AUPRA. The accounting policy of the Company is to recognize interest expense separately from the fair value adjustments in the income statement. Interest is recognized on the yield to maturity basis determined at the date of issue, which was 4.65 percent.

The contractual principal amount of the mandatory convertible bonds is $789 million provided the calculated share price of the Company is within the range of $43.50 to $54.375. If the calculated share price is below $43.50 the Company will recognize a gain on the principal amount and above $54.375 a loss. As at September 30, 2010, the actual share price was $46.24.

The total fair value of the mandatory convertible bonds on September 15, 2010 (date of issue) amounted to $819 million.

The mandatory convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the mandatory subordinated convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The mandatory convertible bonds are summarized as follows:

At September 30,
2010
(unaudited)
(In US Dollars, millions)

Mandatory convertible bonds
Total outstanding at fair value at end of period (principal)	842
Accrued interest on mandatory convertible bonds at end of period	1
Total outstanding (including unpaid interest) at end of period	843

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Tables)	9 Months Ended
Sep. 30, 2010
Other Income And Other Expense Disclosure [Abstract]
Other Income And Other Expense Disclosure [Text Block]
	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds underwriting and professional fees	26	-
Loss on disposal of land, equipment and assets in South Africa, Continental Africa and the Americas	15	1
Reassessment of indirect taxes payable in Continental Africa	11	-
Impairment of debtors	8	6
Mining contractor termination costs	1	-
Boddington royalty received	(2)	-
(Recovery)/loss on consignment stock	(5)	14
Profit on disposal of investments (see Note M)	(6)	-
Insurance claim recovery (1)	(15)	-
Profit on disposal of 33.33 percent joint venture interest in Boddington Gold Mine in Australia	-	(79)
Reassessment of indirect taxes payable in Brazil	-	(4)

	33	(62)

Taxation benefit/(expense) on above items	4	(12)

(1) On May 22, 2009, an insurable event occurred at Savuka Gold Mine. The Company has recovered $42 million to date from its insurers. Amounts received during the nine months ended September 30, 2010 included:

Business interruption recoveries	(15)
Reimbursement of costs (included in Production costs)	(16)

Non-Hedge Derivative Gain (Tables)	9 Months Ended
Sep. 30, 2010
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
General Discussion Of Derivative Instruments And Hedging Activities [Text Block]
	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US dollars, millions)

Loss on non-hedge derivatives and movement on bonds	637	1,080

The net loss recorded in the nine months ended September 30, 2010 relates to the accelerated hedge book settlement, normal realized losses on non-hedge derivatives, the revaluation of non-hedge derivatives resulting from changes in the prevailing spot gold price, exchange rates, interest rates and volatilities during the nine months ended September 30, 2010, and fair value movements on the mandatory convertible bonds, partially offset by the fair value gain of the conversion features of convertible bonds.

Npse Re Designation [Abstract]
Npse Re Designation Roll Forward [Text Block]

The hedge buy-back effected during July 2009 resulted in the re-designation of all contracts that were previously designated as normal purchase and sale exempted (“NPSE”) as non-hedge derivatives, which resulted in an increase in current non-hedge derivative liabilities and a consequential loss on non-hedge derivatives. These contracts are now accounted for at fair value on the balance sheet with changes in fair value accounted for in the income statement.

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

Liability at beginning of period	556	-
Non-hedge derivative losses recognized in respect of NPSE re-designation	-	543
Fair value movements (recorded in non-hedge derivative loss)	131	143
Realized settlements	(687)	(130)
Liability at end of period	-	556

Income Tax (Tables)	9 Months Ended
Sep. 30, 2010
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Components Of Income Tax Expense Benefit Continuing Operations [Text Block]
The net taxation expense in the nine months ended September 30, 2010 compared to a net benefit for the same period in 2009, constitutes the following:

	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	30	125
Charge/(benefit) for deferred taxation (2)	97	(172)
	127	(47)

Income/(loss) from continuing operations before income tax and equity income in affiliates (3)	197	(812)

(1) Lower tax charge in 2010 includes tax benefits relating to prior years partially offset by an increase in foreign taxes.

(2) The higher taxation in 2010 relates mainly to the reversal of deferred taxation assets on unrealized non-hedge derivative losses arising from the close out of the hedge book. The nine months ended Sepember 30, 2009 includes deferred taxation benefits on unrealized non-hedge derivative losses of $191 million.

(3) The higher tax charge for the nine months ended September 30, 2010 relative to earnings is mainly due to disallowable losses on the close out of the hedge book arising in non-taxable jurisdictions being partly negated by prior year taxation credits.

Income Tax Uncertainties [Abstract]
Summary Of Income Tax Contingencies [Text Block]
Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
(in US Dollars, millions)

Balance at January 1, 2010	149
Additions for tax positions identified in prior years	3
Reductions for tax positions identified in prior years	(119)
Translation	8
Balance as at September 30, 2010 (1)	41

(1) Total unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense.

Net reduction in interest recognized during the nine months ended September 30, 2010 amounted to:	(49)
Interest accrued as at September 30, 2010 amounted to:	7

Segment information (Tables)	9 Months Ended
Sep. 30, 2010
Reconciliation Of Assets From Segment To Consolidated Abstract
Segment assets
	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa(1)	3,478	3,355
Continental Africa	3,992	4,054
Australasia	463	496
Americas	2,011	2,012
Other, including Corporate and Non-gold producing subsidiaries	920	745
Total segment assets	10,864	10,662

(1) Includes properties held for sale of Tau Lekoa amounting to:	-	73
Tau Lekoa was classified as held for sale in 2009. The sale was concluded effective August 1, 2010.

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation of segment income to Net income Loss attributable to AngloGold Ashanti
	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Reconciliation of segment income to Net income/(loss) – attributable to AngloGold Ashanti
Segment total	1,198	543
Exploration costs	(157)	(91)
General and administrative expenses	(150)	(109)
Market development costs	(9)	(9)
Non-hedge derivative loss and movement on bonds	(637)	(1,080)
Taxation (expense)/benefit	(127)	47
Noncontrolling interests	(36)	(26)
Net income/(loss) - attributable to AngloGold Ashanti	82	(725)

Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Revenues by area
	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	731	953
Continental Africa	801	824
Australasia	178	187
Americas	440	442
Other, including Corporate and Non-gold producing subsidiaries	1	(11)
	2,151	2,395
Less: Equity method investments included above	(244)	(245)
Plus: Loss on realized non-hedge derivatives included above	1,914	478
Total revenues	3,821	2,628

Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)
	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Segment income/(loss)
South Africa	521	391
Continental Africa	359	85
Australasia	98	(27)
Americas	396	231
Other, including Corporate and Non-gold producing subsidiaries	(176)	(137)
Total segment income	1,198	543

Income(Loss) Per Share Data (Tables)	9 Months Ended
Sep. 30, 2010
Schedule Of Earnings Per Share Basic By Common Class [Abstract]
Schedule Of Earnings Per Share Basic By Common Class [Text Block]
	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income/(loss) per share (in US dollars millions, except per share data):

Numerator
Net income/(loss) - attributable to AngloGold Ashanti	82	(725)

Less Dividends:
Ordinary shares	67	45
E Ordinary shares	-	-
Undistributed income/(losses)	15	(770)

Ordinary shares undistributed income/(losses)	15	(766)
E Ordinary shares undistributed losses	-	(4)
Total undistributed income/(losses)	15	(770)

	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
Denominator for basic income/(loss) per ordinary share
Ordinary shares	363,135,881	354,685,548
Fully vested options(1)	1,100,186	774,457
Weighted average number of ordinary shares	364,236,067	355,460,005

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options(2)	1,158,835	-
Dilutive potential of convertible bonds(3)	-	-
Dilutive potential of E Ordinary shares(4)	-	-
Denominator for diluted income/(loss) per share – adjusted weighted average number of ordinary shares and assumed conversions	365,394,902	355,460,005
Weighted average number of E Ordinary shares used in calculation of basic and diluted income/(loss) per E Ordinary share	3,305,316	3,894,634

(1) Compensation awards are included in the calculation of basic income/(loss) per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

The calculation of diluted income/(loss) per common share for the nine months ended September 30, 2010 and 2009 did not assume the effect of the following number of shares as their effects are anti-dilutive:

(2) Issuable upon the exercise of stock incentive options	-	1,046,001
(3) Issuable upon the exercise of convertible bonds	15,384,615	15,384,615

(4) The calculation of diluted loss per common share for the nine months ended September 30, 2009 did not assume the effect of conversion of E Ordinary shares as the Company recorded a loss from continuing operations during this period.

Accumulated Other Comprehensive Income (Tables)	9 Months Ended
Sep. 30, 2010
Accumulated Other Comprehensive Income Loss Net Of Tax Additional Disclosure [Abstract]
Accumulated Other Comprehensive Income Loss Net Of Tax Additional Disclosure [TextBlock]
Total accumulated other comprehensive income includes the following:
	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)
Net cumulative loss in respect of cash flow hedges	3	55
Related deferred tax	(1)	(33)
	2	22

Total gains in respect of available for sale financial assets, net of tax	85	69
Total losses in respect of available for sale financial assets, net of tax	(2)	-

Comprehensive Income Net Of Tax Including Portion Attributable To Noncontrolling Interest [Abstract]
Comprehensive Income Net Of Tax Including Portion Attributable To Noncontrolling Interest [Text Block]

	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Total comprehensive income attributable to:
AngloGold Ashanti	216	(233)
Noncontrolling interests	38	31
	254	(202)

Other Comprehensive Income Loss Net Of Tax Period Increase Decrease [Abstract]
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease [Text Block]
Comprehensive income consists of the following:
	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Net income/(loss)	118	(699)
Translation gain	102	371
Financial instruments	34	126
Total comprehensive income	254	(202)

Reconciliation Of Other Comprehensive Income [Abstract]
Reconciliation Of Other Comprehensive Income [Text Block]
Accumulated other comprehensive income, net of related taxation, consists of the following:
	Nine months ended September 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Opening balance	(654)	(1,148)
Translation gain	100	367
Financial instruments	34	125
Total accumulated other comprehensive income	(520)	(656)

Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2010
General Discussion Of Pension And Other Post Retirement Benefits [Abstracts]
Schedule Of Defined Benefit Plans Disclosures [Text Block]
	Nine months ended September 30,
	2010		2009
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	5	1	3	1
Interest cost	14	10	8	6
Expected return on plan assets	(19)	0	(11)	0
Net periodic benefit cost	0	11	0	7

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2010 (1)	6
	Actual contribution for the nine months ended September 30, 2010	5

(1)	The Company's expected contribution to its pension plan in 2010 as disclosed in the consolidated financial statements for the years ended December 31, 2009, 2008 and 2007 and as at December 31, 2009 and 2008 and footnotes thereto included in the Company's Form 6-K dated August 11, 2010.

Other Long-Term Assets (Tables)	9 Months Ended
Sep. 30, 2010
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Available For Sale Securities Continuous Unrealized Loss Position [Text Block]
	The following table presents the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

		Less than 12 months	More than 12 months
				Total

		(in US Dollars, millions)

	At September 30, 2010

	Aggregate fair value of investments with unrealized losses	4	-	4
	Aggregate unrealized losses	(2)	-	(2)

	At December 31, 2009 (1)
	Aggregate fair value of investments with unrealized losses	-	-	-
	Aggregate unrealized losses	-	-	-

(1)	In aggregate, the fair value of strategic investments in an unrealized loss position, as well as the aggregate unrealized losses amount to less than $1 million, respectively.

Investments Abstract
Summary Investment Holdings Text Block
	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

Investments in affiliates - unlisted	6	6
Investments in affiliates - listed	3	2
Investments in equity accounted joint ventures	632	659
Carrying value of equity method investments	641	667

Investment in marketable equity securities - available for sale	134	111
Investment in marketable debt securities - held to maturity	12	10
Investment in non-marketable assets - held to maturity	2	2
Investment in non-marketable equity securities - available for sale	4	4
Investment in non-marketable debt securities - held to maturity	82	48
Restricted cash	31	53
Other non-current assets	178	127
	1,084	1,022

Investments All Other Investments Abstract
Investments In Debt And Marketable Equity Securities And Certain Non Marketable Assets Disclosure [Text Block]
	At September 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

Investment in marketable debt securities - held to maturity	12	10
Investments in marketable debt securities represent held to maturity government and corporate bonds.

Investment in non-marketable assets - held to maturity	2	2
Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

Investment in non-marketable equity securities - available for sale	4	4
Investments in non-marketable equity securities mainly represent shares held in XDM Resources Limited.

Investment in non-marketable debt securities - held to maturity	82	48
Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

As at September 30, 2010 the contractual maturities of debt securities were as follows:

Marketable debt securities

Up to three years	1
Three to seven years	11
	12

Non-marketable debt securities

Less than one year	82

Fair values of the held to maturity debt securities at September 30, 2010 and December 31, 2009 approximate cost.

Restricted cash	31	53
Restricted cash represent cash balances held by Environmental Rehabilitation Trust Funds.

Marketable Securities Abstract
Available For Sale Securities Text Block
		At September 30,	At December 31,
		2010	2009
		(unaudited)
		(in US Dollars, millions)

	Investment in marketable equity securities - available for sale	134 (1)	111 (2)

	Available for sale investments in marketable equity securities consists of investments in ordinary shares.
	The following in respect of marketable equity securities, are included in accumulated other comprehensive income:
		Nine months ended September 30,
		2010	2009
		(unaudited)	(unaudited)
		(in US Dollars, millions)

	Total gains, net of related taxation	22	32
	Total losses, net of related taxation	(4)	-
	Net unrealized gain	18	32

	Proceeds on disposal of available for sale securities:	9	1

(1)	During 2010, the Company disposed of the shares held in Red 5 Limited. The sale resulted in a reclassification of fair value adjustments previously included in accumulated other comprehensive income to the income statement in 2010.
	Reclassification of fair value adjustments to the income statement	6	-
	Related taxation	(2)	-
		4	-

(2)	Other than temporary impairment in B2Gold investment recognized:	-	12

	The Company holds various equities as strategic investments in gold exploration companies. Four of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2010
Derivative Instrument Detail [Abstract]
Schedule Of Gold Hedge Position [Text Block]

Net delta open hedge position as at September 30, 2010

The negative marked-to-market value of all hedge transactions making up the hedge positions as at September 30, 2010 was a  $0.98 billion (liability), which decreased by  $1.43 billion over the quarter ended June 30, 2010. This value was based on a gold price of  $1,310 per ounce, exchange rates of R6.96/ $ and A $/ $0.97 and the prevailing market interest rates and volatilities at that date. The residual hedge book was closed out during the fourth quarter of 2010.

These marked-to-market valuations are not predictive of the future value of the hedge position, nor of the future impact on the revenue of the Company. The valuation represents the theoretical cost of exiting all hedge contracts at the time of valuation, at market prices and rates available at that time.

The following table indicates the Company's unaudited gold hedge position at a weighted average settlement price as at September 30, 2010.

	Year	2010	2011	2012	2013	2014	2015	Total
US DOLLAR GOLD
Forward contracts	Amount (oz)	589,307	* (37,500)	* (25,000)				526,807
	US $/oz	$554	* $534	* $641				$551
Put options sold	Amount (oz)	213,965	148,000	85,500	60,500	60,500		568,465
	US $/oz	$1,129	$623	$538	$440	$450		$763
Call options sold	Amount (oz)			323,725	237,180	255,680	29,000	845,585
	US $/oz			$645	$591	$620	$670	$623
RAND/GOLD
Put options sold	Amount (oz)	10,000						10,000
	ZAR/oz	R7,550						R7,550
** Total net gold:	Delta (oz)	(584,387)	37,727	(284,449)	(229,676)	(241,695)	(26,954)	(1,329,434)
	Committed (oz)	(589,307)	37,500	(298,725)	(237,180)	(255,680)	(29,000)	(1,372,392)

*	Represents a net long gold position and net short US Dollars position resulting from both forward sales and purchases for the period.
**	The Delta of the hedge position indicated above is the equivalent gold position that would have the same marked-to-market sensitivity for a small change in the gold price. This is calculated using the Black-Scholes option formula with the prevailing market prices, interest rates and volatilities as at September 30, 2010.

Concentration Risk Disclosure [Text Block]
Non-performance risk

Realization of contracts is dependent upon the counterparts’ performance. The Company has not obtained collateral or other security to support financial instruments subject to non-performance risk, but regularly monitors the credit standing of counterparts. The Company spreads its business over a number of financial and banking institutions and believes that little to no concentration of non-performance risk exists. Limits for each counterpart are based on the assessed credit quality of each counterpart. The AngloGold Ashanti Treasury Committee (and in its absence the audit and corporate governance committee) makes recommendations for board approval of all counterparts and the limits to be applied to each counterpart. Where possible, management puts ISDA netting agreements in place.

The combined maximum credit risk exposure of the Company as at September 30, 2010 is as follows.

At September 30,
2010
(unaudited)
(In US Dollars, millions)

Option contracts - commodity	1
Forward sales type agreements - commodity	64
Warrants on shares	1
66
The fair value of derivative assets and liabilities reflects non-performance risk relating to the counterparts and the Company, respectively, as at September 30, 2010.

Fair Value By Balance Sheet Grouping Text Block

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at September 30, 2010 and December 31, 2009, are as follows (assets (liabilities)):

	September 30, 2010		December 31, 2009

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	1,338	1,338	1,100	1,100
Restricted cash	12	12	12	12
Short-term debt	(268)	(268)	(1,292)	(1,292)
Long-term debt	(2,517)	(2,837)	(667)	(889)
Derivatives	(1,121)	(1,121)	(2,366)	(2,366)

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value Text Block
Fair value of the derivative assets/(liabilities) split by accounting designation

		At September 30, 2010
		(unaudited)
		(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Forward sales type agreements - commodity	Current assets - derivatives	64	64
Option contracts - commodity	Current assets - derivatives	1	1
Total hedging contracts		65	65
Warrants on shares	Non-current assets - derivatives	1	1
Total derivatives		66	66

		At September 30, 2010
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Forward sales type agreements - commodity	Current liabilities - derivatives	(464)	(464)
Option contracts - commodity	Current liabilities - derivatives	(587)	(587)
Total hedging contracts		(1,051)	(1,051)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Option component of convertible bonds	Non-current liabilities - derivatives	(135)	(135)
Total derivatives		(1,187)	(1,187)

Fair value of the derivative assets/(liabilities) split by accounting designation

		At December 31, 2009
		(in US Dollars, millions)
Assets
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
Forward sales type agreements - commodity	Current assets - derivatives	-	283	283
Option contracts - commodity	Current assets - derivatives	-	47	47
Total hedging contracts		-	330	330
Warrants on shares	Non-current assets - derivatives	-	5	5
Total derivatives		-	335	335

		At December 31, 2009
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
Forward sales type agreements - commodity	Current liabilities - derivatives	(37)	(441)	(478)
Option contracts - commodity	Current liabilities - derivatives	-	(2,034)	(2,034)
Interest rate swaps - Gold	Current liabilities - derivatives	-	(13)	(13)
Total hedging contracts		(37)	(2,488)	(2,525)
Embedded derivatives	Non-current liabilities - derivatives	-	(1)	(1)
Option component of convertible bonds	Non-current liabilities - derivatives	-	(175)	(175)
Total derivatives		(37)	(2,664)	(2,701)

Schedule Of Nonhedge Derivative Gain Loss Recognized [Text Block]
	Non-hedge derivative gain/(loss) and movement on bonds recognized
			Nine months ended September 30,
			2010	2009
			(unaudited)	(unaudited)

			(in US Dollars, millions)
		Location of gain/(loss) in income
	Realized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(336)	(492)	(1)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(1,555)	(105)	(1)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	(11)	97
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	3	1
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	(15)	21
			(1,914)	(478)

	Unrealized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(150)	(233)	(2)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	1,430	(317)	(2)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	-	(5)
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	-	5
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	13	(28)	(2)
	Option component of convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	40	(24)
	Warrants on shares	Non-hedge derivative gain/(loss) and movement on bonds	(4)	-
	Fair value movement on mandatory convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	(52)	-
			1,277	(602)

	Non-hedge derivative loss and movement on bonds		(637)	(1,080)

(1)	Included a loss related to the accelerated settlement of contracts previously designated as NPSE as at July 31, 2009, amounting to:			(580)
(2)	Included a loss related to the re-designation of former NPSE contracts as at July 31, 2009 amounting to:			(448)

Schedule Of Cash Flow Hedged Derivatives Included In Other Comprehensive Income [Text Block]
Other comprehensive income
	Nine months ended September 30, 2010
	(unaudited)
	(in US Dollars, millions)
	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements - commodity	-	Product sales	52	Non-hedge derivatives gain/(loss) and movement on bonds	-
	-		52		-

Other comprehensive income

	Nine months ended September 30, 2009
	(unaudited)
	(in US Dollars, millions)

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements - commodity	1	Product sales	111	Non-hedge derivatives gain/(loss) and movement on bonds	3
Foreign exchange contracts - currency	(2)	Product sales	-	Non-hedge derivatives gain/(loss) and movement on bonds	-
	(1)		111		3

	Other comprehensive income

		Accumulated other comprehensive income as of January 1, 2010	Changes in fair value and other movements recognised in 2010	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2010
		$	$	$	$
	Derivatives designated as
	Gold sales	(52)	-	52	-
	Capital expenditure	(3)	-	-	(3)
	Before tax totals	(55)	-	52	(3)(1)
	After tax totals	(22)	-	20	(2)

		Accumulated other comprehensive income as of January 1, 2009	Changes in fair value and other movements recognised in 2009	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2009
		$	$	$	$
	Derivatives designated as
	Gold sales	(178)	(1)	114	(65)
	Capital expenditure	(2)	-	-	(2)
	Before tax totals	(180)	(1)	114	(67)(1)
	After tax totals	(112)	-	81	(31)

(1)	Includes adjustment for cumulative net translation differences of $nil million (2009: $20 million) resulting from the revaluation and settlement of non US dollar denominated cash flow hedge contracts.

Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2010
Commitments And Contingencies Tables [Abstract]
Commitments Disclosure [Text Block]
Capital expenditure commitments:

At September 30,
2010
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	233
Authorized by the directors but not yet contracted for	1,692
1,925
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing credit facilities and, potentially, additional credit facilities or debt instruments.

Schedule Of Contingencies And Guarantees [Text Block]
Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

At September 30,
2010
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution - South Africa (2)	-
Sales tax on gold deliveries - Brazil (3)	85
Other tax disputes - Brazil (4)	32
Indirect taxes - Ghana (5)	10

Contingent assets

Royalty - Boddington Gold Mine (6)	-
Royalty - Tau Lekoa Gold Mine (7)	-

Financial guarantees

Oro Group surety (8)	14
AngloGold Ashanti USA reclamation bonds (9)	84
AngloGold Ashanti environmental guarantees (10)	143
Guarantee provided for revolving credit facility (11)	-
Guarantee provided for mandatory convertible bonds (12)	790
Guarantee provided for rated bonds (13)	1,024
Guarantee provided for convertible bonds (14)	742

Hedging guarantees
Gold delivery guarantees (15)	-
Ashanti Treasury Services Limited ("ATS") hedging guarantees (16)	352
Geita Management Compant Limited ("GMC") hedging guarantees (17)	445

3,721

The Company assesses the credit quality of counterparts at least on a quarterly basis. As of September 30, 2010, the probability of non-performance is considered minimal.

(1)	Ground water pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage from mine residue stockpiles. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation (MNA) by the existing environment will contribute to improvement in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but are not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reliable estimate can be made for the obligation.

(2)	Deep ground water pollution - South Africa

The Company has identified a flooding and future pollution risk posed by deep groundwater in the Klerksdorp and Far West Rand gold fields. Various studies have been undertaken by AngloGold Ashanti since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, the Department of Mineral Resources and affected mining companies are involved in the development of a “Regional Mine Closure Strategy”. In view of the limitation of current information for the accurate estimation of a liability, no reliable estimate can be made for the obligation.

		At September 30,
		2010
		(unaudited)
		(in US Dollars, millions)

(3)	Sales tax on gold deliveries - Brazil

	Mineração Serra Grande S.A. (“MSG”), received two tax assessments from the State of Goiás related to payments of sales taxes on gold deliveries for export. The first assessment was issued to AngloGold Ashanti Brazil Mineração Ltda. which manages the operation. In November 2006, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period. The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. The second assessment was issued by the State of Goiás in October 2006 on the same grounds as the first assessment. The Company believes both assessments are in violation of federal legislation on sales taxes.

	The Company's attributable share of the assessments are as follows:
	First assessment	53
	Second assessment	32
		85

(4)	Other tax disputes - Brazil

	MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company’s appeal against the assessment. The Company is now appealing the dismissal of the case. The Company’s attributable share of the assessment is approximately:	9

	Subsidiaries of the Company in Brazil are involved in various disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The Company's share of the assessment is approximately:	23
		32

(5)	Indirect taxes - Ghana

	AngloGold Ashanti (Ghana) Limited received a tax assessment during September 2009 following an audit by the tax authorities related to indirect taxes on various items. Management is of the opinion that the indirect taxes are not payable and the Company has lodged an objection.
	The Company's share of the assessment is approximately:	10

		At September 30,
		2010
		(unaudited)
		(in US Dollars, millions)

(6)	Royalty - Boddington Gold Mine

	As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine’s cash costs plus $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total amount of $100 million.

	Royalties received include the following:
	Royalties received during the quarter ended September 30, 2010. See Note F.	2
	Royalties received subsequent to September 30, 2010	3

(7)	Royalty - Tau Lekoa Gold Mine

As a result of the sale of the interest in the Tau Lekoa Gold Mine during 2010, the Company is entitled to receive a royalty on the production of a further 1.4 million ounces by the Tau Lekoa Gold Mine; and in the event that the average monthly rand price of gold exceeds R180,000 per kilogram (subject to an inflation adjustment). Where the average monthly rand price of gold does not exceed R180,000 per kilogram (subject to an inflation adjustment), the ounces produced in that quarter do not count towards the total 1.4 million ounces upon which the royalty is payable.

The royalty will be determined at 3 percent of the net revenue (being gross revenue less State royalties) generated by the Tau Lekoa assets.

(8)	Oro Group surety	14

The Company has provided surety in favor of the lender in respect of gold loan facilities to wholly-owned subsidiaries of Oro Group (Proprietary) Limited, an affiliate of the Company. The Company has a total maximum liability, in terms of the suretyships, of R100 million. The probability of the non-performance under the suretyships is considered minimal.

(9)	AngloGold Ashanti USA reclamation bonds	84

Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

The carrying value of these obligations is included in the Provision for environmental rehabilitation in the Company's consolidated balance sheet and amounted to $32 million as at September 30, 2010.

At September 30,
2010
(unaudited)
(in US Dollars, millions)

(10)	AngloGold Ashanti environmental guarantees	143

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

Future costs, excluding premature closure costs included in the Provision for environmental rehabilitation in the Company’s consolidated balance sheet amounted to $130 million as at September 30, 2010.

(11)	Guarantee provided for revolving credit facility

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Incorporated, as guarantors, have each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion four year revolving credit facility.
	The total amount outstanding under this facility amounted to:	-

(12)	Guarantee provided for mandatory convertible bonds

	AngloGold Ashanti Limited has fully and unconditionally guaranteed on a subordinated basis all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $789.1 million 6.0 percent mandatory convertible bonds due 2013.
	Principal amount including accrued interest amounted to:	790

(13)	Guarantee provided for rated bonds

	AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $700 million 5.375 percent rated bonds due 2020 and the issued $300 million 6.5 percent rated bonds due 2040.
	Principal amount including accrued interest amounted to:	1,024

(14)	Guarantee provided for convertible bonds

	AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $732.5 million 3.5 percent convertible bonds due 2014.
	Principal amount including accrued interest amounted to:	742

(15)	Gold delivery guarantees

The Company has issued gold delivery guarantees to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements.
	Gold delivery guarantees issued amounted to:	-

(16)	ATS hedging guarantees

	The Company together with its wholly-owned subsidiary AngloGold Ashanti Holdings plc has provided guarantees to several counterpart banks for the hedging commitments of its wholly-owned subsidiary ATS. The maximum potential amount of future payments is all moneys due, owing or incurred by ATS under or pursuant to the hedging agreements.
	The negative marked-to-market valuation of the ATS hedge book amounted to:	352

		At September 30,
		2010
		(unaudited)
		(in US Dollars, millions)

(17)	GMC hedging guarantees

	The Company and its wholly-owned subsidiary AngloGold Ashanti Holdings plc have issued hedging guarantees to several counterpart banks in which they have guaranteed the due performance by GMC of its obligations under or pursuant to the hedging agreements entered into by GMC, and to the payment of all money owing or incurred by GMC as and when due. The maximum potential amount of future payments is all moneys due, owing or incurred by GMC under or pursuant to the hedging agreements.
	The negative marked-to-market valuation of the GMC hedge book amounted to:	445

	Vulnerability from concentrations

	There is a concentration of risk in respect of recoverable value added tax and fuel duties from the Tanzanian government. The outstanding amounts have been discounted to their present value at a rate of 7.82 percent.

	The recoverable value added tax and fuel duties are summarized as follows:
	Recoverable value added tax due to the Company:	48
	Recoverable fuel duties due to the Company: (1)	55

(1)	Fuel duty claims are required to be submitted after consumption of the related fuel and are subject to authorization by the Customs and Excise authorities.

Recent Developments (Tables)	9 Months Ended
Sep. 30, 2010
Gain Loss On Investments Abstract
Gain Loss On Investments Text Block

Announcements made after September 30, 2010:

On October 7, 2010, AngloGold Ashanti completed the elimination of its gold hedge book, providing the Company and its shareholders with full exposure to the prevailing gold price. As a result, the Company will sell the gold it produces at market prices and therefore expects to enhance cash flow and profit margins as a result of removing hedge contracts with low committed gold prices.

The total cost of closing out all future hedge contracts and related costs amounted to approximately  $2.78 billion and was incurred during the last two quarters of 2010. The average buy-back price was  $1,300 per ounce for this final tranche of the hedge restructure.

The Company has realized net proceeds from the sale of its entire holding of shares in Vancouver-based gold producer B2Gold Corporation ("B2Gold"). The stake in B2Gold's outstanding shares was sold on November 9, 2010 in an orderly fashion, after the markets closed. Details are as follows:

		Number of shares disposed	Percent disposed	Consideration received	Gain/(loss) on reclassification (1)
	Disposal			(in Canadian Dollars, millions)	(in US Dollars, millions)

	B2Gold	31,556,650	10.17	70	35

(1)	The gain on available for sale marketable equity security is included in accumulated other comprehensive income as at September 30, 2010.

Declaration of Dividends (Tables)	9 Months Ended
Sep. 30, 2010
Dividends [Abstract]
Shedule Of Dividend [Text Block]
Details of the final dividends of 2009 and interim dividends of 2010 are set forth in the table below:

	Ordinary shareholders		E ordinary shareholders
	Final dividend	Interim dividend	Final dividend	Interim dividend
	of 2009	of 2010	of 2009	of 2010

Declaration date	Feb 16, 2010	Aug 10, 2010	Feb 16, 2010	Aug 10, 2010
Record date	Mar 12, 2010	Sep 3, 2010	Mar 12, 2010	Sep 3, 2010
Payment date - Ordinary / E ordinary shareholders	Mar 19, 2010	Sep 10, 2010	Mar 19, 2010	Sep 10, 2010
Payment date - CDIs	Mar 19, 2010	Sep 10, 2010	-	-
Payment date - GhDSs	Mar 22, 2010	Sep 13, 2010	-	-
Payment date - ADSs	Mar 29, 2010	Sep 20, 2010	-	-

Dividend amount per share (US cents)	9.496	9.003	4.748	4.502
Dividend amount per share (South African cents)	70.0	65.0	35.0	32.5

Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2010
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Fair Value Assets And Liabilities Measured On Recurring Basis [TextBlock]
The following table sets out the Company’s financial assets and (liabilities) measured at fair value by level within the hierarchy as at September 30, 2010 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	1,338			1,338
Marketable equity securities	134			134
Mandatory convertible bonds	(842)			(842)
Derivatives, net		(986)		(986)
Embedded derivative		(1)		(1)
Warrants on shares		1		1
Option component of convertible bonds		(135)		(135)

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's mandatory convertible bonds are included in Debt in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

The Company's derivative instruments are valued using pricing models and the Company generally uses similar models to value similar instruments. Options associated with marketable equity securities and the conversion features of convertible bonds are included as derivatives on the balance sheet. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs. The Company's derivatives trade in liquid markets, and as such, model inputs are observable. Such instruments are typically classified within Level 2 of the fair value hierarchy.

Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Assets Measured On Nonrecurring Basis [Text Block]
			Nine months ended September 30,
						2010
							(unaudited)
							(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the nine months ended September 30, 2010, the Company fully impaired and wrote-off various assets in South Africa, Continental Africa and the Americas. This resulted in a loss, which is included in earnings, of:					24

Long-lived assets of Tau Lekoa were written down to fair value less costs to sell as at June 30, 2010. Fair values of these assets were based on sales agreements with third parties and as such are classified within Level 2 of the fair value hierarchy. This resulted in a loss which is included in earnings of:					8
Tau Lekoa was sold during the third quarter of 2010.

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(24)
Long-lived assets held for sale	61		61		(8)
	61		61		(32)

Supplemental condensed consolidating financial information (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2009
Condensed Consolidating Financial Information Tables [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,634	(2)	2,296	(107)	3,821

Product sales	1,553	-	2,238	-	3,791
Interest, dividends and other	81	(2)	58	(107)	30

Costs and expenses	1,252	394	2,312	(334)	3,624

Production costs	784	-	1,093	-	1,877
Exploration costs	6	8	143	-	157
Related party transactions	(13)	-	-	-	(13)
General and administrative expenses/(recoveries)	109	(6)	39	8	150
Royalties paid	21	-	75	-	96
Market development costs	5	-	4	-	9
Depreciation, depletion and amortization	253	-	261	-	514
Impairment of assets	17	-	15	-	32
Interest expense	3	50	49	-	102
Accretion expense	7	-	9	-	16
Employment severance costs	12	-	2	-	14
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	8	342	25	(342)	33
Non-hedge derivative loss and movement on bonds	40	-	597	-	637

Income/(loss) before income tax provision	382	(396)	(16)	227	197
Taxation benefit/(expense)	39	(1)	(165)	-	(127)
Equity income in affiliates	48	-	-	-	48
Equity (loss)/income in subsidiaries	(336)	(163)	-	499	-
Income/(loss) from continuing operations	133	(560)	(181)	726	118
Preferred stock dividends	(51)	-	(51)	102	-
Net income/(loss)	82	(560)	(232)	828	118
Less: Net income attributable to noncontrolling interests	-	-	(36)	-	(36)

Net income/(loss) - attributable to AngloGold Ashanti	82	(560)	(268)	828	82

Condensed consolidating statements of income
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2009
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,256	(64)	1,473	(37)	2,628

Product sales	1,201	-	1,347	-	2,548
Interest, dividends and other	55	(64)	126	(37)	80

Costs and expenses	1,590	1,097	1,883	(1,130)	3,440

Production costs	619	-	974	-	1,593
Exploration costs	4	8	79	-	91
Related party transactions	(12)	-	-	-	(12)
General and administrative expenses/(recoveries)	58	(117)	144	24	109
Royalties paid	-	-	60	-	60
Market development costs	5	-	4	-	9
Depreciation, depletion and amortization	197	-	246	-	443
Impairment of assets	-	-	16	-	16
Interest expense	2	55	34	-	91
Accretion expense	5	-	8	-	13
Employment severance costs	6	-	3	-	9
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	10	1,151	(69)	(1,154)	(62)
Non-hedge derivative loss and movement on bonds	696	-	384	-	1,080

(Loss)/income before income tax provision	(334)	(1,161)	(410)	1,093	(812)
Taxation benefit/(expense)	94	(2)	(45)	-	47
Equity income in affiliates	66	-	-	-	66
Equity (loss)/income in subsidiaries	(509)	(263)	-	772	-
(Loss)/income from continuing operations	(683)	(1,426)	(455)	1,865	(699)
Preferred stock dividends	(42)	-	(42)	84	-
Net (loss)/income	(725)	(1,426)	(497)	1,949	(699)
Less: Net income attributable to noncontrolling interests	-	-	(26)	-	(26)

Net (loss)/income - attributable to AngloGold Ashanti	(725)	(1,426)	(523)	1,949	(725)

Condensed Consolidating Balance Sheet Text Block
Condensed consolidating balance sheets
AT SEPTEMBER 30, 2010
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,322	3,471	4,201	(6,260)	2,734
Cash and cash equivalents	327	759	252	-	1,338
Restricted cash	1	-	11	-	12
Receivables, inter-group balances and other current assets	994	2,712	3,938	(6,260)	1,384
Property, plant and equipment, net	2,075	-	3,612	-	5,687
Acquired properties, net	209	-	620	-	829
Goodwill	-	-	188	(16)	172
Other intangibles, net	-	-	17	-	17
Derivatives	-	-	1	-	1
Other long-term inventory	-	-	26	-	26
Materials on the leach pad	-	-	313	-	313
Other long-term assets and deferred taxation assets	3,204	744	930	(3,793)	1,085

Total assets	6,810	4,215	9,908	(10,069)	10,864

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,464	1,603	7,082	(8,186)	1,963
Other non-current liabilities	41	-	75	(58)	58
Long-term debt	37	994	1,486	-	2,517
Derivatives	-	-	136	-	136
Deferred taxation liabilities	707	-	453	9	1,169
Provision for environmental rehabilitation	130	-	288	-	418
Other accrued liabilities	-	-	32	-	32
Provision for pension and other post-retirement medical benefits	147	-	11	-	158
Commitments and contingencies	-	-	-	-	-
Equity	4,284	1,618	345	(1,834)	4,413
Stock issued	13	5,141	902	(6,043)	13
Additional paid in capital	8,653	363	451	(814)	8,653
Accumulated (deficit)/profit	(3,899)	(3,886)	(3,757)	7,643	(3,899)
Accumulated other comprehensive income and reserves	(483)	-	2,621	(2,621)	(483)
Total AngloGold Ashanti stockholders' equity	4,284	1,618	217	(1,835)	4,284
Noncontrolling interests	-	-	128	1	129

Total liabilities and equity	6,810	4,215	9,908	(10,069)	10,864

Condensed consolidating balance sheets
AT DECEMBER 31, 2009
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,650	2,558	3,332	(4,782)	2,758
Cash and cash equivalents	231	578	291	-	1,100
Restricted cash	1	-	11	-	12
Receivables, inter-group balances and other current assets	1,418	1,980	3,030	(4,782)	1,646
Property, plant and equipment, net	1,932	-	3,522	-	5,454
Acquired properties, net	205	-	626	-	831
Goodwill	-	-	425	(263)	162
Other intangibles, net	-	-	18	-	18
Derivatives	-	-	5	-	5
Other long-term inventory	-	-	26	-	26
Materials on the leach pad	-	-	324	-	324
Other long-term assets and deferred taxation assets	2,689	31	1,160	(2,796)	1,084

Total assets	6,476	2,589	9,438	(7,841)	10,662

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	2,058	1,824	6,686	(6,093)	4,475
Other non-current liabilities	149	-	84	(70)	163
Long-term debt	34	-	633	-	667
Derivatives	-	-	176	-	176
Deferred taxation liabilities	668	-	492	11	1,171
Provision for environmental rehabilitation	115	-	270	-	385
Other accrued liabilities	-	-	33	-	33
Provision for pension and other post-retirement medical benefits	135	-	12	-	147
Commitments and contingencies	-	-	-	-	-
Equity	3,317	765	1,052	(1,689)	3,445
Stock issued	12	4,859	1,080	(5,939)	12
Additional paid in capital	7,836	363	698	(1,061)	7,836
Accumulated (deficit)/profit	(3,914)	(4,457)	(3,397)	7,854	(3,914)
Accumulated other comprehensive income and reserves	(617)	-	2,544	(2,544)	(617)
Total AngloGold Ashanti stockholders' equity	3,317	765	925	(1,690)	3,317
Noncontrolling interests	-	-	127	1	128

Total liabilities and equity	6,476	2,589	9,438	(7,841)	10,662

Condensed Consolidating Statement Of Cash Flows [Text Block]
Condensed consolidating statements of cash flows
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010
(unaudited)
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash (used) in/provided by operating activities	(86)	(357)	1,086	(102)	541
Net income/(loss)	82	(560)	(232)	828	118
Reconciled to net cash (used) in/provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	28	342	20	(342)	48
Depreciation, depletion and amortization	253	-	261	-	514
Impairment of assets	17	-	15	-	32
Deferred taxation	78	-	19	-	97
Cash utilized for hedge book settlements	(774)	-	(776)	-	(1,550)
Other non cash items	609	(182)	1,715	(588)	1,554
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	3	-	22	-	25

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	(208)	26	182	-	-
Receivables	(21)	3	(80)	-	(98)
Inventories	(17)	-	(109)	-	(126)
Accounts payable and other current liabilities	(136)	14	49	-	(73)

Net cash used in investing activities	(666)	(29)	(573)	-	(1,268)
Increase in non-current investments	-	(29)	(91)	-	(120)
Additions to property, plant and equipment	(281)	-	(342)	-	(623)
Proceeds on sale of mining assets	62	-	5	-	67
Proceeds on sale of investments	-	-	62	-	62
Cash outflows from derivatives purchased	(444)	-	(226)	-	(670)
Loans receivable advanced	(3)	-	(4)	-	(7)
Change in restricted cash	-	-	23	-	23

Net cash generated/(used) by financing activities	827	567	(580)	102	916
Net repayments of debt	-	(1,000)	(318)	-	(1,318)
Issuance of stock	793	281	(281)	-	793
Share issue expenses	(16)	-	-	-	(16)
Net proceeds from debt	208	994	838	-	2,040
Debt issue costs	-	(12)	(22)	-	(34)
Cash outflows from derivatives with financing	(40)	-	(413)	-	(453)
Dividends (paid)/received	(118)	304	(384)	102	(96)

Net increase/(decrease) in cash and cash equivalents	75	181	(67)	-	189
Effect of exchange rate changes on cash	21	-	28	-	49
Cash and cash equivalents – January 1,	231	578	291	-	1,100
Cash and cash equivalents – September 30,	327	759	252	-	1,338

Condensed consolidating statements of cash flows
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2009
(unaudited)
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	443	125	(535)	(84)	(51)
Net (loss)/income	(725)	(1,426)	(497)	1,949	(699)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	7	1,151	(65)	(1,154)	(61)
Depreciation, depletion and amortization	197	-	246	-	443
Impairment of assets	-	-	16	-	16
Deferred taxation	(116)	-	(56)	-	(172)
Cash utilized for hedge book settlements	-	-	(797)	-	(797)
Other non cash items	994	(926)	2,131	(879)	1,320
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	13	-	14

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	55	1,314	(1,369)	-	-
Receivables	(3)	-	(94)	-	(97)
Inventories	(18)	-	(119)	-	(137)
Accounts payable and other current liabilities	51	12	56	-	119
Net cash provided by/(used) in continuing operations	443	125	(535)	(84)	(51)
Net cash used in discontinued operations

Net cash (used) in/generated by investing activities	(334)	(1,004)	1,383	-	45
Increase in non-current investments	(36)	(1,558)	1,533	-	(61)
Additions to property, plant and equipment	(265)	-	(472)	-	(737)
Proceeds on sale of mining assets	-	-	900	-	900
Proceeds on sale of investments	-	554	(498)	-	56
Cash outflows from derivatives purchased	(34)	-	(68)	-	(102)
Change in restricted cash	1	-	(12)	-	(11)

Net cash generated/(used) by financing activities	214	880	(757)	84	421
Net repayments of debt	-	(1,840)	(868)	-	(2,708)
Issuance of stock	301	316	(316)	-	301
Share issue expenses	(6)	-	-	-	(6)
Net proceeds from debt	-	1,750	995	-	2,745
Debt issue costs	-	-	(14)	-	(14)
Cash inflows from derivatives with financing	6	-	147	-	153
Dividends (paid)/received	(87)	654	(701)	84	(50)

Net increase in cash and cash equivalents	323	1	91	-	415
Effect of exchange rate changes on cash	91	-	27	-	118
Cash and cash equivalents – January 1,	154	229	192	-	575
Cash and cash equivalents – September 30,	568	230	310	-	1,108

Inventories (Details) (USD $) In Millions	Sep. 30, 2010	Dec. 31, 2009
Inventory Short Term [Abstract]
Metals in process	$ 167	$ 115
Gold on hand (dore/bullion)	67	75
Ore stockpiles	286	227
Uranium oxide and sulfuric acid	51	34
Supplies	260	252
Inventory Gross	831	703
Less: Heap leach inventory	(83)	(40)
Net Short Term Inventories	748	663
Long Term [Abstract]
Metals in process	313	324
Ore stockpiles	25	25
Supplies	1	1
Inventory Gross Long Term	339	350
Less: Heap leach inventory	(313)	(324)
Net Long Term Inventories	$ 26	$ 26

Impairments (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Impairment Assets [Line Items]
Asset Impairment Charges Total	$ 32	$ 16
South Africa [Member] | Tau Lekoa [Member]
Impairment Assets [Line Items]
Impairment of Assets	8
South Africa [Member] | Savuka [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets Held For Use	9
Continental Africa [Member] | Iduapriem [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets Held For Use	8
Continental Africa [Member] | Geita [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets Held For Use	4
Continental Africa [Member] | Obuasi [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets Held For Use		4
Americas [Member] | Serra Grande [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets Held For Use	3
Other [Member]
Impairment Assets [Line Items]
Impairment Of Investments		$ 12

Debt (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
Convertible Bond Derivative Liability [Abstract]
Balance at beginning of period	$ 175,000,000	$ 142,000,000
Non-hedge derivative (gain)/loss on convertible bonds	(40,000,000)	33,000,000
Balance at end of period	135,000,000	175,000,000
Debt Instrument Line Items
Total Offering	1,000,000,000
Unamortized discount	(6,000,000)
Accrued interest	24,000,000
Total carrying value	1,018,000,000
Debt Tables [Abstract]
Repaid And Cancelled Term Facility	250,000,000
Repaid And Cancelled Syndicated Loan Facility	1,150,000,000
Cancelled Revolving Credit Facility	250,000,000
Gains Losses On Cancellation Of Debt Facilities	8,000,000
Ten Year Unsecured Notes [Member]
Debt Instrument Line Items
Coupon rate	5.38%
Total Offering	700,000,000
Unamortized discount	(1,000,000)
Accrued interest	16,000,000
Total carrying value	715,000,000
Thirty Year Unsecured Notes [Member]
Debt Instrument Line Items
Coupon rate	6.50%
Total Offering	300,000,000
Unamortized discount	(5,000,000)
Accrued interest	8,000,000
Total carrying value	303,000,000
Convertible Debt [Member]
Debt Instrument Line Items
Coupon rate	3.50%
Total Offering	732,500,000
Accrued interest	9,000,000	2,000,000
Total carrying value	635,000,000	609,000,000
Debt Instrument Principal Outstanding	626,000,000	607,000,000
Debt Instrument Convertible Conversion Price Per Share	47.6126
Mandatory Convertible Bonds [Member]
Debt Instrument Line Items
Coupon rate	6.00%
Total Offering	789,000,000
Accrued interest	1,000,000
Convertible Debt Fair Value Disclosures	842,000,000
Mandatory Convertible Bond Including Unpaid Interest	843,000,000
Mandatory Convertible Bond Maximum Number Of Shares On Conversion	18,140,000
Mandatory Convertible Bond Minimum Number Of Shares On Conversion	14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion	$ 54.375
Mandatory Convertible Bond Minimum Share Price On Conversion	$ 43.5
Debt Instrument Interest Rate Effective Percentage	4.65%
Convertible Debt Fair Value At Inception	819,000,000
Mandatory Convertible Bond Share Price At Period End	$ 46.24
Revolving Credit Facility [Member]
Debt Instrument Line Items
Interest Rate	LIBOR + 1.75
Commitment Fee	0.70%
Total Facility	1,000,000,000
Undrawn Facility	1,000,000,000
Total Drawn Facility
Debt Tables [Abstract]
Line Of Credit Facility Maximum Borrowing Capacity	1,000,000,000
First Rand Bank Limited [Member]
Debt Instrument Line Items
Short Term Bank Loans And Notes Payable	$ 222,000,000
Short Term Debt Interest Rate	6.75%

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) In Millions, unless otherwise specified	9 Months Ended			9 Months Ended
	Sep. 30, 2010 USD ( $)	Sep. 30, 2009 USD ( $)	Sep. 30, 2010	Sep. 30, 2010 Continental Africa [Member] USD ( $)	Sep. 30, 2009 Continental Africa [Member] USD ( $)	Sep. 30, 2010 Americas [Member] USD ( $)	Sep. 30, 2009 Americas [Member] USD ( $)
Reassessment Of Indirect Taxes Payable [Line Items]
Reassessment Of Indirect Taxes Payable				$ 11			$ (4)
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Abstract
Mandatory convertible bonds underwriting and professional fees	26
Loss on disposal of land, equipment and assets in South Africa, Continental Africa and the Americas	15	1
Impairment Of Debtors	8	6
Mining contractor termination costs	1
Royalty Revenue	(2)
(Recovery)/loss on consignment stock	(5)	14
Gain Loss On Sale Of Investments	(6)
Insurance Recoveries	(15)
Gain Loss On Sale Of Interest In Projects		(79)
Percent Of Joint Venture Sold			33.33%
Total loss/(profit) on sale of assets, realization of loans, indirect taxes and other	33	(62)
Tax (Expense) Benefit On Items Above	4	(12)
Insurance Recoveries To Date	$ 42

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other - Footnotes (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Business Interruption Losses Disclosure Abstract
Insurance Recoveries	$ (15)
Reimbursement of costs (included in Production costs)	$ (16)

Non-Hedge Derivative Gain (Details) In Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2010 USD ( $)	Sep. 30, 2009 USD ( $)	Dec. 31, 2009 USD ( $)	Sep. 30, 2010
Effect Of Normal Purchase Sale Exempted Contracts Re Designation [Abstract]
Liability at beginning of period	$ 556
Non-hedge derivative losses recognized in respect of NPSE re-designation			543
Fair value movements (recorded in non-hedge derivative loss)	131		143
Realized settlements	(687)		(130)
Liability at end of period			556
Loss On Non Hedge Derivatives And Movement On Bonds [Abstract]
Mandatory Convertible Bond Term [Text Block]				three
Hedge Book Restructuring Loss Total	1,637
Cash utilized for hedge book settlements	1,550	797
Cash utilized for hedge book settlements	1,550	797
Accelerated Settlements Npse Contracts		580
Accelerated Settlements Non Hedge Derivative Contracts		217
Non-hedge derivative loss and movement on bonds	$ 637	$ 1,080

Income Tax (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Income Tax Expense Benefit Continuing Operations Abstract
Current Income Tax Expense Benefit	$ 30	$ 125
Deferred taxation	97	(172)
Taxation expense	127	(47)
Loss from continuing operations before income tax and equity income in affiliates	197	(812)
Deferred Tax Expense Benefit Arising From Non Hedge Derivative Losses		191
Income Tax Uncertainties [Abstract]
Unrecognized Tax Benefits	149
Unrecognized Tax Benefits Increases Resulting From Prior Period Tax Positions	3
Unrecognized Tax Benefits Decreases Resulting From Prior Period Tax Positions	(119)
Translation	8
Unrecognized Tax Benefits	41
Unrecognized Tax Benefits Interest On Income Taxes Expense	(49)
Unrecognized Tax Benefits Interest On Income Taxes Accrued	$ 7

Segment information (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2009
Schedule of Segment Reporting Information, by Segment [Line Items]
Revenues By Area	$ 2,151	$ 2,395
Less: Equity Method Investments Included Above	(244)	(245)
Plus: Loss On Realized Non-Hedge Derivatives Included Above	1,914	478
Total Revenues	3,821	2,628
Segment Reporting Information Income Loss Before Income Taxes	1,198	543
Exploration Cost	(157)	(91)
General and administrative expenses	(150)	(109)
Market development costs	(9)	(9)
Non-hedge derivative gain (see note G)	(637)	(1,080)
Taxation (expense)/benefit (see note H)	(127)	47
Less: Net income attributable to noncontrolling interests	(36)	(26)
Net income/(loss) - attributable to AngloGold Ashanti	82	(725)
Total assets	10,864		10,662
Assets Held For Sale Other Noncurrent			73
South Africa [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Revenues By Area	731	953
Segment Reporting Information Income Loss Before Income Taxes	521	391
Total assets	3,478		3,355
Continental Africa [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Revenues By Area	801	824
Segment Reporting Information Income Loss Before Income Taxes	359	85
Total assets	3,992		4,054
Australasia [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Revenues By Area	178	187
Segment Reporting Information Income Loss Before Income Taxes	98	(27)
Total assets	463		496
Americas [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Revenues By Area	440	442
Segment Reporting Information Income Loss Before Income Taxes	396	231
Total assets	2,011		2,012
Other [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Revenues By Area	1	(11)
Segment Reporting Information Income Loss Before Income Taxes	(176)	(137)
Total assets	$ 920		$ 745

Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Denominator For Basic Income Per Ordinary Share [Abstract]
Ordinary Shares Excluding Fully Vested Options Shares	363,135,881	354,685,548
Fully Vested Options Shares	1,100,186	774,457
Ordinary shares Weighted	364,236,067	355,460,005
Dividends [Abstract]
Dividends paid to common stockholders	$ 67	$ 45
Dividends E Ordinary Shares
Undistributed Income Loss Total	15	(770)
Ordinary Shares Undistributed Income/(Losses)	15	(766)
Undistributed Income Loss E Ordinary Shares		(4)
Effect Of Dilutive Potential Ordinary Shares [Abstract]
Incremental Common Shares Attributable To Share Based Payment Arrangements	1,158,835
Incremental Common Shares Attributable To Conversion Of Debt Securities
Incremental Common Shares Attributable To E Ordinary Shares
Ordinary shares - diluted Weighted	365,394,902	355,460,005
E Ordinary shares - basic and diluted	3,305,316	3,894,634
Antidilutive Employee Share Based Securities Excluded From Computation Of Earnings Per Share		1,046,001
Antidilutive Convertible Debt Securities Excluded From Computation Of Earnings Per Share	15,384,615	15,384,615
Numerator [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ 82	$ (725)

Accumulated Other Comprehensive Income (Details) (USD $) In Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2009
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Opening balance	$ (654)	$ (1,148)	$ (1,148)
Translation gain	100	367
Financial instruments	34	125
Accumulated other comprehensive income	(520)	(656)	(654)
Net Cumulative Loss In Respect Of Cash Flow Hedges	3		55
Related deferred tax	(1)		(33)
Other Comprehensive Income Derivatives Qualifying As Hedges Net Of Tax Portion Attributable To Parent	2		22
Total gains in respect of available for sale financial assets, net of tax	85		69
Total losses in respect of available for sale financial assets, net of tax	(2)
Comprehensive income consists of the following:
Net income/(loss)	118	(699)
Translation gain	102	371
Financial instruments	34	126
Comprehensive Income Net Of Tax	254	(202)
Total comprehensive income attributable to:
AngloGold Ashanti	216	(233)
Noncontrolling interests	38	31
Comprehensive Income Net Of Taxation	$ 254	$ (202)

Employee Benefit Plans (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2010 Pension Plans Defined Benefit [Member]	Sep. 30, 2009 Pension Plans Defined Benefit [Member]	Sep. 30, 2010 Other Postretirement Benefit Plans Defined Benefit [Member]	Sep. 30, 2009 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Service Cost		$ 5	$ 3	$ 1	$ 1
Defined Benefit Plan Interest Cost		14	8	10	6
Defined Benefit Plan Expected Return On Plan Assets		(19)	(11)	0	0
Defined Benefit Plan Net Periodic Benefit Cost		0	0	11	7
Defined Benefit Plan Current Year	6
Defined Benefit Plan Contributions By Employer	$ 5

Other Long-Term Assets (Details) In Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2010 CAD ( $)	Sep. 30, 2010 USD ( $)	Sep. 30, 2009 USD ( $)	Dec. 31, 2009 USD ( $)
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Available For Sale Securities Continuous Unrealized Loss Position Less Than Twelve Months Fair Value		$ 4
Available For Sale Securities Continuous Unrealized Loss Position Twelve Months Or Longer Fair Value
Available For Sale Securities Continuous Unrealized Loss Position Fair Value		4
Available For Sale Securities Continuous Unrealized Loss Position Less Than 12 Months Aggregate Losses		(2)
Available For Sale Securities Continuous Unrealized Loss Position 12 Months Or Longer Aggregate Losses
Available For Sale Securities Continuous Unrealized Loss Position Aggregate Losses		(2)
Amounts Less Than One Million		1
Investments Abstract
Equity Method Investments In Affiliates Unlisted		6		6
Equity Method Investments In Affiliates Listed		3		2
Equity Method Investments In Joint Ventures		632		659
Equity Method Investments		641		667
Available For Sale Securities Equity Securities Noncurrent		134		111
Held To Maturity Securities Debt Maturities Without Single Maturity Date Net Carrying Amount		12		10
Held To Maturity Assets Noncurrent		2		2
Security Owned Not Readily Marketable Fair Value		4		4
Non Marketable Held To Maturity Securities Noncurrent		82		48
Non current cash restricted for use		31		53
Other Assets Miscellaneous Noncurrent		178		127
Other long-term assets (see note M)		1,084		1,022
Investments All Other Investments Abstract
Held To Maturity Securities Debt Maturities Up To Three Years Net Carrying Amount		1
Held To Maturity Securities Debt Maturities After Three Through Seven Years Net Carrying Amount		11
Held To Maturity Securities Debt Maturities Within One Year Net Carrying Amount		82
Marketable Securities Abstract
Available For Sale Securities Unrealized Gains Net Of Tax		22	32
Available-for-sale Securities, Unrealized Losses, Net Of Tax		(4)
Net loss on available-for-sale financial assets arising during the period, net of tax		18	32
Proceeds From Sale Of Available For Sale Securities Equity	70	9	1
Other Comprehensive Income Reclassification Adjustment For Sale Of Securities Included In Net Income Before Tax		6
Other Comprehensive Income Reclassification Adjustment For Sale Of Securities Included In Net Income Tax		(2)
Other Comprehensive Income Reclassification Adjustment For Sale Of Securities Included In Net Income Net Of Tax		(4)
Marketable Securities Realized Gain Loss Other Than Temporary Impairments Amount			$ 12

Derivative Instruments (Details)	9 Months Ended									9 Months Ended						9 Months Ended															9 Months Ended						9 Months Ended															9 Months Ended					9 Months Ended												9 Months Ended				9 Months Ended
	Sep. 30, 2010 USD ( $)	Sep. 30, 2009 USD ( $)	Sep. 30, 2010	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Sep. 30, 2010 Forward Contracts [Member]	Sep. 30, 2010 Forward Contracts [Member] Future Year One [Member]	Sep. 30, 2010 Forward Contracts [Member] Future Year Two [Member]	Sep. 30, 2010 Forward Contracts [Member] Future Year Three [Member]	Sep. 30, 2010 Forward Contracts [Member] Commodity [Member] USD ( $)	Sep. 30, 2009 Forward Contracts [Member] Commodity [Member] USD ( $)	Sep. 30, 2010 Forward Contracts [Member] Commodity [Member] Derivative Instruments And Hedges [Member] USD ( $)	Dec. 31, 2009 Forward Contracts [Member] Commodity [Member] Derivative Instruments And Hedges [Member] USD ( $)	Sep. 30, 2010 Forward Contracts [Member] Commodity [Member] Derivative Liabilities Current [Member] USD ( $)	Dec. 31, 2009 Forward Contracts [Member] Commodity [Member] Derivative Liabilities Current [Member] USD ( $)	Sep. 30, 2010 Forward Contracts [Member] Commodity [Member] Non Hedge Derivative Gain Loss And Movement Of Bonds [Member] USD ( $)	Sep. 30, 2009 Forward Contracts [Member] Commodity [Member] Non Hedge Derivative Gain Loss And Movement Of Bonds [Member] USD ( $)	Sep. 30, 2010 Forward Contracts [Member] Commodity [Member] Product Sales [Member] USD ( $)	Sep. 30, 2009 Forward Contracts [Member] Commodity [Member] Product Sales [Member] USD ( $)	Sep. 30, 2010 Forward Contracts [Member] Currency [Member] USD ( $)	Sep. 30, 2009 Forward Contracts [Member] Currency [Member] USD ( $)	Sep. 30, 2010 Forward Contracts [Member] Currency [Member] Non Hedge Derivative Gain Loss And Movement Of Bonds [Member] USD ( $)	Sep. 30, 2009 Forward Contracts [Member] Currency [Member] Non Hedge Derivative Gain Loss And Movement Of Bonds [Member] USD ( $)	Sep. 30, 2010 Forward Contracts [Member] Currency [Member] Product Sales [Member] USD ( $)	Sep. 30, 2009 Forward Contracts [Member] Currency [Member] Product Sales [Member] USD ( $)	Sep. 30, 2010 Option [Member] Commodity [Member] USD ( $)	Sep. 30, 2010 Option [Member] Commodity [Member] Derivative Instruments And Hedges [Member] USD ( $)	Dec. 31, 2009 Option [Member] Commodity [Member] Derivative Instruments And Hedges [Member] USD ( $)	Sep. 30, 2010 Option [Member] Commodity [Member] Derivative Liabilities Current [Member] USD ( $)	Dec. 31, 2009 Option [Member] Commodity [Member] Derivative Liabilities Current [Member] USD ( $)	Sep. 30, 2010 Option [Member] Commodity [Member] Non Hedge Derivative Gain Loss And Movement Of Bonds [Member] USD ( $)	Sep. 30, 2009 Option [Member] Commodity [Member] Non Hedge Derivative Gain Loss And Movement Of Bonds [Member] USD ( $)	Sep. 30, 2010 Option [Member] Currency [Member] Non Hedge Derivative Gain Loss And Movement Of Bonds [Member] USD ( $)	Sep. 30, 2009 Option [Member] Currency [Member] Non Hedge Derivative Gain Loss And Movement Of Bonds [Member] USD ( $)	Sep. 30, 2010 Option [Member] Convertible Bonds [Member] Derivative Liabilities Noncurrent [Member] USD ( $)	Dec. 31, 2009 Option [Member] Convertible Bonds [Member] Derivative Liabilities Noncurrent [Member] USD ( $)	Sep. 30, 2010 Option [Member] Convertible Bonds [Member] Non Hedge Derivative Gain Loss And Movement Of Bonds [Member] USD ( $)	Sep. 30, 2009 Option [Member] Convertible Bonds [Member] Non Hedge Derivative Gain Loss And Movement Of Bonds [Member] USD ( $)	Sep. 30, 2010 Put Option [Member]	Sep. 30, 2010 Put Option [Member] Future Year One [Member]	Sep. 30, 2010 Put Option [Member] Future Year Two [Member]	Sep. 30, 2010 Put Option [Member] Future Year Three [Member]	Sep. 30, 2010 Put Option [Member] Future Year Four [Member]	Sep. 30, 2010 Put Option [Member] Future Year Five [Member]	Sep. 30, 2010 Call Option [Member]	Sep. 30, 2010 Call Option [Member] Future Year Three [Member]	Sep. 30, 2010 Call Option [Member] Future Year Four [Member]	Sep. 30, 2010 Call Option [Member] Future Year Five [Member]	Sep. 30, 2010 Call Option [Member] Future Year Six [Member]	Sep. 30, 2010 Interest Rate Swap [Member] Gold [Member] Derivative Liabilities Current [Member] USD ( $)	Dec. 31, 2009 Interest Rate Swap [Member] Gold [Member] Derivative Liabilities Current [Member] USD ( $)	Sep. 30, 2010 Interest Rate Swap [Member] Gold [Member] Non Hedge Derivative Gain Loss And Movement Of Bonds [Member] USD ( $)	Sep. 30, 2009 Interest Rate Swap [Member] Gold [Member] Non Hedge Derivative Gain Loss And Movement Of Bonds [Member] USD ( $)	Sep. 30, 2010 Warrant [Member] Equity [Member] USD ( $)	Sep. 30, 2010 Warrant [Member] Equity [Member] Derivative Instruments And Hedges Noncurrent [Member] USD ( $)	Dec. 31, 2009 Warrant [Member] Equity [Member] Derivative Instruments And Hedges Noncurrent [Member] USD ( $)	Sep. 30, 2010 Warrant [Member] Equity [Member] Non Hedge Derivative Gain Loss And Movement Of Bonds [Member] USD ( $)	Sep. 30, 2009 Warrant [Member] Equity [Member] Non Hedge Derivative Gain Loss And Movement Of Bonds [Member] USD ( $)	Sep. 30, 2010 Change During Period Fair Value Disclosure [Member] Mandatory Convertible Bonds [Member] USD ( $)	Sep. 30, 2009 Change During Period Fair Value Disclosure [Member] Mandatory Convertible Bonds [Member] USD ( $)	Sep. 30, 2010 Embedded Derivatives [Member] Derivative Liabilities Noncurrent [Member] USD ( $)	Dec. 31, 2009 Embedded Derivatives [Member] Derivative Liabilities Noncurrent [Member] USD ( $)	Sep. 30, 2010 Future Year One [Member]	Sep. 30, 2010 Future Year Two [Member]	Sep. 30, 2010 Future Year Three [Member]	Sep. 30, 2010 Future Year Four [Member]	Sep. 30, 2010 Future Year Five [Member]	Sep. 30, 2010 Future Year Six [Member]	Sep. 30, 2010 Gold [Member] USD ( $)	Sep. 30, 2009 Gold [Member] USD ( $)	Dec. 31, 2009 Gold [Member] USD ( $)	Dec. 31, 2008 Gold [Member] USD ( $)	Sep. 30, 2010 Capital Additions [Member] USD ( $)	Sep. 30, 2009 Capital Additions [Member] USD ( $)	Dec. 31, 2009 Capital Additions [Member] USD ( $)	Dec. 31, 2008 Capital Additions [Member] USD ( $)	Sep. 30, 2010 Carrying Reported Amount Fair Value Disclosure [Member] USD ( $)	Dec. 31, 2009 Carrying Reported Amount Fair Value Disclosure [Member] USD ( $)	Sep. 30, 2010 Estimate Of Fair Value Fair Value Disclosure [Member] USD ( $)	Dec. 31, 2009 Estimate Of Fair Value Fair Value Disclosure [Member] USD ( $)	Sep. 30, 2010 Derivative Instruments And Hedges [Member] USD ( $)	Dec. 31, 2009 Derivative Instruments And Hedges [Member] USD ( $)	Sep. 30, 2010 Derivative Liabilities Current [Member] USD ( $)	Dec. 31, 2009 Derivative Liabilities Current [Member] USD ( $)
Gold Derivatives Per Currency Rates And Ounces [Abstract]
United States Dollar Gold Derivatives Ounces						526,807	589,307	(37,500)	(25,000)																														568,465	213,965	148,000	85,500	60,500	60,500	845,585	323,725	237,180	255,680	29,000
United States Dollar Gold Derivatives Rate (Dollars Per Ounce)						551	554	534	641																														763	1,129	623	538	440	450	623	645	591	620	670
Rand Gold Derivatives Ounces																																							10,000	10,000
Rand Gold Derivatives Rate (Rands Per Ounce)																																							7,550	7,550
Net Gold Delta Ounces Total			(1,329,434)																																																												(584,387)	37,727	(284,449)	(229,676)	(241,695)	(26,954)
Net Gold Committed Ounces Total			(1,372,392)																																																												(589,307)	37,500	(298,725)	(237,180)	(255,680)	(29,000)
Credit Risk Derivatives [Abstract]
Maximum Potential Future Exposure On Credit Risk Derivatives	$ 66,000,000									$ 64,000,000																$ 1,000,000																												$ 1,000,000
Derivative Fair Value By Balance Sheet Grouping [Abstract]
Cash and cash equivalents																																																																													1,338,000,000	1,100,000,000	1,338,000,000	1,100,000,000
Restricted cash																																																																													12,000,000	12,000,000	12,000,000	12,000,000
Short term debt																																																																													(268,000,000)	(1,292,000,000)	(268,000,000)	(1,292,000,000)
Long term debt																																																																													(2,517,000,000)	(667,000,000)	(2,837,000,000)	(889,000,000)
Derivatives																																																																													(1,121,000,000)	(2,366,000,000)	(1,121,000,000)	(2,366,000,000)
Derivative Fair Value [Abstract]
Cash flow hedge accounted assets
Non hedge accounted assets	66,000,000			335,000,000								64,000,000	283,000,000														1,000,000	47,000,000																											1,000,000	5,000,000																									65,000,000	330,000,000
Derivative Assets Current												64,000,000	283,000,000														1,000,000	47,000,000																																																					65,000,000	330,000,000
Derivative Assets Noncurrent																																																							1,000,000	5,000,000
Total derivatives assets	66,000,000			335,000,000
Cash flow hedge accounted liabilities				(37,000,000)											(37,000,000)																																																																					(37,000,000)
Nonhedge accounted liabilities	(1,187,000,000)			(2,664,000,000)										(464,000,000)	(441,000,000)														(587,000,000)	(2,034,000,000)					(135,000,000)	(175,000,000)															(13,000,000)										(1,000,000)	(1,000,000)																					(1,051,000,000)	(2,488,000,000)
Derivatives current liabilities	(1,051,000,000)			(2,525,000,000)										(464,000,000)	(478,000,000)														(587,000,000)	(2,034,000,000)																					(13,000,000)
Derivatives	(136,000,000)			(176,000,000)																															(135,000,000)	(175,000,000)																									(1,000,000)	(1,000,000)
Derivative Liabilities	(1,187,000,000)			(2,701,000,000)
Summary Of Derivative Instruments Impact On Results Of Operations [Abstract]
Unrealized	1,277,000,000	(602,000,000)														(150,000,000)	(233,000,000)						(5,000,000)								1,430,000,000	(317,000,000)		5,000,000			40,000,000	(24,000,000)														13,000,000	(28,000,000)				(4,000,000)		(52,000,000)
Realized	(1,914,000,000)	(478,000,000)														(336,000,000)	(492,000,000)					(11,000,000)	97,000,000								(1,555,000,000)	(105,000,000)	3,000,000	1,000,000																		(15,000,000)	21,000,000
Non-hedge derivative gain (see note G)	(637,000,000)	(1,080,000,000)
Profit Loss On Contracts Previously Designated As NPSE		(580,000,000)
Profit Loss On Redesignation Of Former NPSE Contracts		(448,000,000)
Gain loss recognized in accumulated other comprehensive income effective portion		(1,000,000)									1,000,000										(2,000,000)
Amount of gain loss reclassified from accumulated other comprehensive income into income effective portion	52,000,000	111,000,000																52,000,000	111,000,000
Amount of gain loss recognized in income ineffective portion		3,000,000															3,000,000
Accumulated other comprehensive income before tax	(3,000,000)	(67,000,000)		(55,000,000)	(180,000,000)																																																																	(65,000,000)	(52,000,000)	(178,000,000)	(3,000,000)	(2,000,000)	(3,000,000)	(2,000,000)
Changes in fair value and other movements recognised before tax		(1,000,000)																																																																				(1,000,000)
Reclassification adjustments before tax	52,000,000	114,000,000																																																																			52,000,000	114,000,000
Accumulated other comprehensive income after tax	(2,000,000)	(31,000,000)		(22,000,000)	(112,000,000)
Changes in fair value and other movements recognised after tax
Reclassification adjustments - after tax	20,000,000	81,000,000
Adjustment For Cumulative Net Translation Differences Resulting From Revaluation And Settlement Of Foreign Denominated Cash Flow Hedges	0	20,000,000
Derivative Instrument Detail [Abstract]
Gain Or Loss On Cash Flow Hedge Ineffectiveness Net	nil
Maturity Value Of Capital Expenditure Cash Flow Hedges	3,000,000
Non-hedge derivative gain (see note G)	(637,000,000)	(1,080,000,000)
Movement In Net Delta of Hedge Book For Period, (Million Ounces)	1.73
Movement In Net Delta of Hedge Book For Period, (Percent)	57.00%
Net Delta of Hedge Book, Period Ending balance, (Million Ounces)			1.33
Net Delta of Hedge Book, Period Ending balance, (Tonnes)			54
Net Delta of Hedge Book, Period Beginning balance, (Million Ounces)			3.06
Net Delta of Hedge Book, Period Beginning balance, (Tonnes)			95
Committed Ounces, Period Ending Balance (Million Ounces)			1.37
Movement In Committed Ounces For Period (Million Ounces)	1.85
Movement In Committed Ounces For Period (Percent)	57.00%
Committed Ounces, Period Beginning Balance (Million Ounces)			3.22
Schedule Of Gold Hedge Position [Abstract]
Mark To Market Value Of Hedge Positions	980,000,000
Movement In Negative Mark To Market Value Of Hedge Positions	$ 1,430,000,000
Mark To Market Based Gold Price Per Ounce			1,310
South African Rand To United States Dollar Exchange Rate			6.96
Australian Dollar To United States Dollar Exchange Rate			0.97

Commitments and Contingencies (Details) (USD $)	Sep. 30, 2010	Sep. 30, 2010 Ten Year Unsecured Notes [Member]	Sep. 30, 2010 Thirty Year Unsecured Notes [Member]	Sep. 30, 2010 Convertible Debt [Member]	Sep. 30, 2010 Mandatory Convertible Bonds [Member]	Sep. 30, 2010 Revolving Credit Facility [Member]	Sep. 30, 2010 Oro Group [Member]	Sep. 30, 2010 Anglo Gold Ashanti United States Of America [Member]	Sep. 30, 2010 Anglo Gold Ashanti [Member]	Dec. 31, 2010 Boddington Gold Mine [Member]	Sep. 30, 2010 Boddington Gold Mine [Member]	Sep. 30, 2010 Tau Lekoa Gold Mine [Member]	Sep. 30, 2010 Geita Management Company Limited [Member]	Sep. 30, 2010 Geita Management Company Limited [Member]	Sep. 30, 2010 Ashanti Treasury Services Limited [Member]	Sep. 30, 2010 South Africa [Member] Contingent Liabilities Total [Member]	Sep. 30, 2010 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member]	Sep. 30, 2010 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member]	Sep. 30, 2010 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member]	Sep. 30, 2010 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member]	Sep. 30, 2010 Brazil [Member] Contingent Liabilities Total [Member]	Sep. 30, 2010 Ghana [Member] Contingent Liabilities Total [Member]
Capital Expenditure Commitments [Abstract]
Contracts for capital expenditure	$ 233,000,000
Authorized by the directors but not yet contracted for	1,692,000,000
Total Capital Expenditure Commitments	1,925,000,000
Commitments and Contingencies [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees [Total]	3,721,000,000
Contingent Liabilities Contingent Assets Financial Guarantees And Hedging Guarantees Details [Abstract]
Line Of Credit Facility Maximum Borrowing Capacity						1,000,000,000
Guarantee Provided For Rated Bonds [Line Items]
Debt Instrument Interest Rate Stated Percentage		5.38%	6.50%	3.50%	6.00%
Debt Instrument Face Amount	1,000,000,000	700,000,000	300,000,000	732,500,000	789,000,000
Financial Debt Guarantees [Abstract]
Financial Guarantees Convertible Bonds	742,000,000
Financial Guarantees Rated Bonds	1,024,000,000
Financial Guarantees Mandatory Convertible Bonds	790,000,000
Financial Guarantees Revolving Credit Facility
Financial Guarantees [Line Items]
Financial Guarantees Surety							14,000,000
Financial Guarantees Reclamation Bonds								84,000,000
Financial Guarantees Environmental Guarantees									143,000,000
Financial Guarantees Surety Maximum Liability (ZAR)							100,000,000
Financial Guarantees Reclamation Bonds Consolidated Rehabilitation Obligations								32,000,000
Accrual For Environmental Loss Contingencies									130,000,000
Gain Contingency [Line Items]
Contingent Assets Royalty
Royalties received during the quarter ended September 30, 2010. See Note F											2,000,000
Royalties received subsequent to September 30, 2010										3,000,000
Contingent Assets Rate Payable USD Per Ounce											600
Contingent Assets Maximum Royalty Cap											100,000,000
Contingent Assets Royalty On Further Production Receivable Ounce												1,400,000
Contingent Assets Maximum Gold Price Before Royalty Entitlement ZAR Per Kilogram												180,000
Vulnerability From Concentrations Discount Rate													7.82%
Contingent Assets Royalty Payment Rate Percentage												3.00%
Vulnerability From Concentrations Recoverable Value Added Tax													48,000,000
Vulnerability From Concentrations Fuel Duties													55,000,000
Hedging Guarantees [Abstract]
Hedging Guarantees Gold Delivery
Hedging Guarantees [Line Items]
Hedging Guarantees														445,000,000	352,000,000
Loss Contingency [Line Items]
Contingent Liabilities Deep Groundwater Pollution
Contingent Liabilities Gold Deliveries Sales Tax																	53,000,000	32,000,000			85,000,000
Contingent Liabilities Other Tax Disputes																			9,000,000	23,000,000	32,000,000
Contingent Liabilities Indirect Taxes																						10,000,000
Loss Contingency [Abstract]
Contingent Liabilities Ground Water Pollution

Recent Developments (Details) In Millions, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended
	Dec. 31, 2010 CAD ( $)	Sep. 30, 2010 USD ( $)	Sep. 30, 2009 USD ( $)	Sep. 30, 2010 B2 Gold [Member] USD ( $)
Investment Sold [Line Items]
Costs Of Closing Out Hedge Contracts Total		2780000000
Average Buy Back Price Of Hedge Restructure Per Ounce		1,300
Number Of Shares Disposed				31,556,650
Percent Of Investment Disposed				10.17%
Consideration received	$ 70	$ 9	$ 1
Gain/(loss) on reclassification			$ 12	$ 35

Declaration of Dividends (Details) (USD $)	9 Months Ended
Sep. 30, 2010
Dividends Payable [Line Items]
Share Conversion Ratio Chess Depositary To Ordinary Share	0.2
Share Conversion Ratio American Depositary To Ordinary Share	1
Common stock [Member] | C D Is [Member] | Final Dividend Prior Year [Member]
Dividends Payable [Line Items]
Dividends Date To Be Paid Day Month And Year	Mar 19, 2010
Common stock [Member] | C D Is [Member] | Interim Dividend Current Year [Member]
Dividends Payable [Line Items]
Dividends Date To Be Paid Day Month And Year	Sep 10, 2010
Common stock [Member] | G H Ds [Member] | Final Dividend Prior Year [Member]
Dividends Payable [Line Items]
Dividends Date To Be Paid Day Month And Year	Mar 22, 2010
Common stock [Member] | G H Ds [Member] | Interim Dividend Current Year [Member]
Dividends Payable [Line Items]
Dividends Date To Be Paid Day Month And Year	Sep 13, 2010
Common stock [Member] | A D Ss [Member] | Final Dividend Prior Year [Member]
Dividends Payable [Line Items]
Dividends Date To Be Paid Day Month And Year	Mar 29, 2010
Common stock [Member] | A D Ss [Member] | Interim Dividend Current Year [Member]
Dividends Payable [Line Items]
Dividends Date To Be Paid Day Month And Year	Sep 20, 2010
Common stock [Member] | Us Cents [Member] | Final Dividend Prior Year [Member]
Dividends Payable [Line Items]
Common Stock Dividends Per Share Declared	$ 9.496
Common stock [Member] | Us Cents [Member] | Interim Dividend Current Year [Member]
Dividends Payable [Line Items]
Common Stock Dividends Per Share Declared	$ 9.003
Common stock [Member] | South African Cents [Member] | Final Dividend Prior Year [Member]
Dividends Payable [Line Items]
Common Stock Dividends Per Share Declared	$ 70
Common stock [Member] | South African Cents [Member] | Interim Dividend Current Year [Member]
Dividends Payable [Line Items]
Common Stock Dividends Per Share Declared	$ 65
Common stock [Member] | Final Dividend Prior Year [Member]
Dividends Payable [Line Items]
Declaration date	Feb 16, 2010
Record date	Mar 12, 2010
Dividends Date To Be Paid Day Month And Year	Mar 19, 2010
Common stock [Member] | Interim Dividend Current Year [Member]
Dividends Payable [Line Items]
Declaration date	Aug 10, 2010
Record date	Sep 3, 2010
Dividends Date To Be Paid Day Month And Year	Sep 10, 2010
E Ordinary Shares [Member] | Us Cents [Member] | Final Dividend Prior Year [Member]
Dividends Payable [Line Items]
Common Stock Dividends Per Share Declared	$ 4.748
E Ordinary Shares [Member] | Us Cents [Member] | Interim Dividend Current Year [Member]
Dividends Payable [Line Items]
Common Stock Dividends Per Share Declared	$ 4.5015
E Ordinary Shares [Member] | South African Cents [Member] | Final Dividend Prior Year [Member]
Dividends Payable [Line Items]
Common Stock Dividends Per Share Declared	$ 35
E Ordinary Shares [Member] | South African Cents [Member] | Interim Dividend Current Year [Member]
Dividends Payable [Line Items]
Common Stock Dividends Per Share Declared	$ 32.5
E Ordinary Shares [Member] | Final Dividend Prior Year [Member]
Dividends Payable [Line Items]
Declaration date	Feb 16, 2010
Record date	Mar 12, 2010
Dividends Date To Be Paid Day Month And Year	Mar 19, 2010
E Ordinary Shares [Member] | Interim Dividend Current Year [Member]
Dividends Payable [Line Items]
Declaration date	Aug 10, 2010
Record date	Sep 3, 2010
Dividends Date To Be Paid Day Month And Year	Sep 10, 2010
G H Ds [Member]
Dividends Payable [Line Items]
Share Conversion Ratio Ghanaian Depositary To Ordinary Share	100

Fair Value Measurements (Details) (USD $) In Millions	Sep. 30, 2010
Fair Value Assets Measured On Non Recurring Basis [Line Items]
Long-lived assets abandoned	$ 24
Long-lived assets held for sale	8
Fair Value Assets Measured On Recurring Basis Financial Statement Captions [Line Items]
Cash And Cash Equivalents	1,338
Marketable Equity Securities	134
Fair Value Liabilities Measured On Recurring Basis Financial Statement Captions [Line Items]
Mandatory convertible bonds	(842)
Fair Value Liabilities Measured On Recurring Basis Derivative Financial Instruments Liabilities	(986)
Embedded Derivative Fair Value Of Embedded Derivative Liability	(1)
Warrants And Rights Outstanding	1
Option Component Of Convertible Bonds	(135)
Fair Value Disclosure [Member]
Fair Value Assets Measured On Non Recurring Basis [Line Items]
Long-lived assets abandoned
Long-lived assets held for sale	61
Total Long Lived Assets Measured On Nonrecurring Basis Fair Value Disclosure	61
Fair Value Inputs Level 1 [Member]
Fair Value Assets Measured On Non Recurring Basis [Line Items]
Long-lived assets abandoned	0
Long-lived assets held for sale	0
Total Long Lived Assets Measured On Nonrecurring Basis Fair Value Disclosure	0
Fair Value Inputs Level 1 [Member]
Fair Value Assets Measured On Recurring Basis Financial Statement Captions [Line Items]
Cash And Cash Equivalents	1,338
Marketable Equity Securities	134
Fair Value Inputs Level 1 [Member]
Fair Value Liabilities Measured On Recurring Basis Financial Statement Captions [Line Items]
Mandatory convertible bonds	(842)
Fair Value Liabilities Measured On Recurring Basis Derivative Financial Instruments Liabilities	0
Embedded Derivative Fair Value Of Embedded Derivative Liability	0
Warrants And Rights Outstanding	0
Option Component Of Convertible Bonds	0
Fair Value Inputs Level 2 [Member]
Fair Value Assets Measured On Non Recurring Basis [Line Items]
Long-lived assets abandoned	0
Long-lived assets held for sale	61
Total Long Lived Assets Measured On Nonrecurring Basis Fair Value Disclosure	61
Fair Value Inputs Level 2 [Member]
Fair Value Assets Measured On Recurring Basis Financial Statement Captions [Line Items]
Cash And Cash Equivalents	0
Marketable Equity Securities	0
Fair Value Inputs Level 2 [Member]
Fair Value Liabilities Measured On Recurring Basis Financial Statement Captions [Line Items]
Mandatory convertible bonds	0
Fair Value Liabilities Measured On Recurring Basis Derivative Financial Instruments Liabilities	(986)
Embedded Derivative Fair Value Of Embedded Derivative Liability	(1)
Warrants And Rights Outstanding	1
Option Component Of Convertible Bonds	(135)
Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured On Non Recurring Basis [Line Items]
Long-lived assets abandoned	0
Long-lived assets held for sale	0
Total Long Lived Assets Measured On Nonrecurring Basis Fair Value Disclosure	0
Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Financial Statement Captions [Line Items]
Cash And Cash Equivalents	0
Marketable Equity Securities	0
Fair Value Inputs Level 3 [Member]
Fair Value Liabilities Measured On Recurring Basis Financial Statement Captions [Line Items]
Mandatory convertible bonds	0
Fair Value Liabilities Measured On Recurring Basis Derivative Financial Instruments Liabilities	0
Embedded Derivative Fair Value Of Embedded Derivative Liability	0
Warrants And Rights Outstanding	0
Option Component Of Convertible Bonds	0
Fair Value Assets Measured On Nonrecurring Basis Gains Losses [Member]
Fair Value Assets Measured On Non Recurring Basis [Line Items]
Total Long Lived Assets Measured On Nonrecurring Basis Fair Value Disclosure	$ (32)

Supplemental condensed consolidating financial information (Details) (USD $) In Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Current Assets	$ 2,734		$ 2,758
Cash and cash equivalents	1,338	1,108	1,100	575
Restricted cash	12		12
Receivables And Other Current Assets	1,384		1,646
Property, plant and equipment, net	5,687		5,454
Acquired Properties Net	829		831
Goodwill	172		162
Intangible Assets Net Excluding Goodwill	17		18
Derivatives non-current	1		5
Other long-term inventory (see note C)	26		26
Materials On Leach Pad Non Current	313		324
Other Assets And Deferred Taxation Assets	1,085		1,084
Total assets	10,864		10,662
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,963		4,475
Other non-current liabilities	58		163
Long-term debt (see note E)	2,517		667
Derivatives non-current liabilities	136		176
Deferred taxation liabilities	1,169		1,171
Provision for environmental rehabilitation	418		385
Provision for labor, civil, compensation claims and settlements	32		33
Provision for pension and other post-retirement medical benefits	158		147
Commitments and contingencies
Equity	4,413	3,477	3,445	3,406
Stock issued	13		12
Additional Paid In Capital Common Stock	8,653		7,836
Accumulated deficit	(3,899)		(3,914)
Accumulated Other Comprehensive Income And Reserves	(483)		(617)
Total AngloGold Ashanti stockholders' equity	4,284		3,317
Noncontrolling interests	129		128
Total liabilities and equity	10,864		10,662
Condensed Consolidating Statement Of Income [Line Items]
Sales and other income	3,821	2,628
Product sales	3,791	2,548
Interest, dividends and other	30	80
Costs and expenses	3,624	3,440
Production costs	1,877	1,593
Exploration Cost	157	91
Related Party Transactions	(13)	(12)
General and administrative	150	109
Royalties	96	60
Market development costs	9	9
Depreciation, depletion and amortization	514	443
Impairment of assets (see note D)	32	16
Interest expense	102	91
Accretion expense	16	13
Employment severance costs	14	9
Loss Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	33	(62)
Non-hedge derivative loss and movement on bonds	637	1,080
Loss from continuing operations before income tax and equity income in affiliates	197	(812)
Taxation (expense)/benefit (see note H)	(127)	47
Equity income in affiliates	48	66
Equity income in subsidiaries
Preferred Stock Dividends
Net income/(loss)	118	(699)
Less: Net income attributable to noncontrolling interests	(36)	(26)
Net income/(loss) - attributable to AngloGold Ashanti	82	(725)
Parent Company [Member]
ASSETS
Current Assets	1,322		1,650
Cash and cash equivalents	327		231
Restricted cash	1		1
Receivables And Other Current Assets	994		1,418
Property, plant and equipment, net	2,075		1,932
Acquired Properties Net	209		205
Goodwill
Intangible Assets Net Excluding Goodwill
Derivatives non-current
Other long-term inventory (see note C)
Materials On Leach Pad Non Current
Other Assets And Deferred Taxation Assets	3,204		2,689
Total assets	6,810		6,476
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,464		2,058
Other non-current liabilities	41		149
Long-term debt (see note E)	37		34
Derivatives non-current liabilities
Deferred taxation liabilities	707		668
Provision for environmental rehabilitation	130		115
Provision for labor, civil, compensation claims and settlements
Provision for pension and other post-retirement medical benefits	147		135
Commitments and contingencies	-		-
Equity	4,284		3,317
Stock issued	13		12
Additional Paid In Capital Common Stock	8,653		7,836
Accumulated deficit	(3,899)		(3,914)
Accumulated Other Comprehensive Income And Reserves	(483)		(617)
Total AngloGold Ashanti stockholders' equity	4,284		3,317
Noncontrolling interests
Total liabilities and equity	6,810		6,476
Parent Company [Member]
Condensed Consolidating Statement Of Income [Line Items]
Sales and other income	1,634	1,256
Product sales	1,553	1,201
Interest, dividends and other	81	55
Costs and expenses	1,252	1,590
Production costs	784	619
Exploration Cost	6	4
Related Party Transactions	(13)	(12)
General and administrative	109	58
Royalties	21
Market development costs	5	5
Depreciation, depletion and amortization	253	197
Impairment of assets (see note D)	17
Interest expense	3	2
Accretion expense	7	5
Employment severance costs	12	6
Loss Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	8	10
Non-hedge derivative loss and movement on bonds	40	696
Loss from continuing operations before income tax and equity income in affiliates	382	(334)
Taxation (expense)/benefit (see note H)	39	94
Equity income in affiliates	48	66
Equity income in subsidiaries	(336)	(509)
Net income/(loss) from continuing operations	133	(683)
Preferred Stock Dividends	(51)	(42)
Net income/(loss)	82	(725)
Less: Net income attributable to noncontrolling interests
Net income/(loss) - attributable to AngloGold Ashanti	82	(725)
Iomco [Member]
ASSETS
Current Assets	3,471		2,558
Cash and cash equivalents	759		578
Restricted cash
Receivables And Other Current Assets	2,712		1,980
Property, plant and equipment, net
Acquired Properties Net
Goodwill
Intangible Assets Net Excluding Goodwill
Derivatives non-current
Other long-term inventory (see note C)
Materials On Leach Pad Non Current
Other Assets And Deferred Taxation Assets	744		31
Total assets	4,215		2,589
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,603		1,824
Other non-current liabilities
Long-term debt (see note E)	994
Derivatives non-current liabilities
Deferred taxation liabilities
Provision for environmental rehabilitation
Provision for labor, civil, compensation claims and settlements
Provision for pension and other post-retirement medical benefits
Commitments and contingencies	-		-
Equity	1,618		765
Stock issued	5,141		4,859
Additional Paid In Capital Common Stock	363		363
Accumulated deficit	(3,886)		(4,457)
Accumulated Other Comprehensive Income And Reserves
Total AngloGold Ashanti stockholders' equity	1,618		765
Noncontrolling interests
Total liabilities and equity	4,215		2,589
Iomco [Member]
Condensed Consolidating Statement Of Income [Line Items]
Sales and other income	(2)	(64)
Product sales
Interest, dividends and other	(2)	(64)
Costs and expenses	394	1,097
Production costs
Exploration Cost	8	8
Related Party Transactions
General and administrative	(6)	(117)
Royalties
Market development costs
Depreciation, depletion and amortization
Impairment of assets (see note D)
Interest expense	50	55
Accretion expense
Employment severance costs
Loss Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	342	1,151
Non-hedge derivative loss and movement on bonds
Loss from continuing operations before income tax and equity income in affiliates	(396)	(1,161)
Taxation (expense)/benefit (see note H)	(1)	(2)
Equity income in affiliates
Equity income in subsidiaries	(163)	(263)
Net income/(loss) from continuing operations	(560)	(1,426)
Preferred Stock Dividends
Net income/(loss)	(560)	(1,426)
Less: Net income attributable to noncontrolling interests
Net income/(loss) - attributable to AngloGold Ashanti	(560)	(1,426)
Non Guarantor Subsidiaries [Member]
ASSETS
Current Assets	4,201		3,332
Cash and cash equivalents	252		291
Restricted cash	11		11
Receivables And Other Current Assets	3,938		3,030
Property, plant and equipment, net	3,612		3,522
Acquired Properties Net	620		626
Goodwill	188		425
Intangible Assets Net Excluding Goodwill	17		18
Derivatives non-current	1		5
Other long-term inventory (see note C)	26		26
Materials On Leach Pad Non Current	313		324
Other Assets And Deferred Taxation Assets	930		1,160
Total assets	9,908		9,438
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	7,082		6,686
Other non-current liabilities	75		84
Long-term debt (see note E)	1,486		633
Derivatives non-current liabilities	136		176
Deferred taxation liabilities	453		492
Provision for environmental rehabilitation	288		270
Provision for labor, civil, compensation claims and settlements	32		33
Provision for pension and other post-retirement medical benefits	11		12
Commitments and contingencies	-		-
Equity	345		1,052
Stock issued	902		1,080
Additional Paid In Capital Common Stock	451		698
Accumulated deficit	(3,757)		(3,397)
Accumulated Other Comprehensive Income And Reserves	2,621		2,544
Total AngloGold Ashanti stockholders' equity	217		925
Noncontrolling interests	128		127
Total liabilities and equity	9,908		9,438
Non Guarantor Subsidiaries [Member]
Condensed Consolidating Statement Of Income [Line Items]
Sales and other income	2,296	1,473
Product sales	2,238	1,347
Interest, dividends and other	58	126
Costs and expenses	2,312	1,883
Production costs	1,093	974
Exploration Cost	143	79
Related Party Transactions
General and administrative	39	144
Royalties	75	60
Market development costs	4	4
Depreciation, depletion and amortization	261	246
Impairment of assets (see note D)	15	16
Interest expense	49	34
Accretion expense	9	8
Employment severance costs	2	3
Loss Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	25	(69)
Non-hedge derivative loss and movement on bonds	597	384
Loss from continuing operations before income tax and equity income in affiliates	(16)	(410)
Taxation (expense)/benefit (see note H)	(165)	(45)
Equity income in affiliates
Equity income in subsidiaries
Net income/(loss) from continuing operations	(181)	(455)
Preferred Stock Dividends	(51)	(42)
Net income/(loss)	(232)	(497)
Less: Net income attributable to noncontrolling interests	(36)	(26)
Net income/(loss) - attributable to AngloGold Ashanti	(268)	(523)
Consolidation Eliminations [Member]
ASSETS
Current Assets	(6,260)		(4,782)
Cash and cash equivalents
Restricted cash
Receivables And Other Current Assets	(6,260)		(4,782)
Property, plant and equipment, net
Acquired Properties Net
Goodwill	(16)		(263)
Intangible Assets Net Excluding Goodwill
Derivatives non-current
Other long-term inventory (see note C)
Materials On Leach Pad Non Current
Other Assets And Deferred Taxation Assets	(3,793)		(2,796)
Total assets	(10,069)		(7,841)
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	(8,186)		(6,093)
Other non-current liabilities	(58)		(70)
Long-term debt (see note E)
Derivatives non-current liabilities
Deferred taxation liabilities	9		11
Provision for environmental rehabilitation
Provision for labor, civil, compensation claims and settlements
Provision for pension and other post-retirement medical benefits
Commitments and contingencies	-		-
Equity	(1,834)		(1,689)
Stock issued	(6,043)		(5,939)
Additional Paid In Capital Common Stock	(814)		(1,061)
Accumulated deficit	7,643		7,854
Accumulated Other Comprehensive Income And Reserves	(2,621)		(2,544)
Total AngloGold Ashanti stockholders' equity	(1,835)		(1,690)
Noncontrolling interests	1		1
Total liabilities and equity	(10,069)		(7,841)
Consolidation Eliminations [Member]
Condensed Consolidating Statement Of Income [Line Items]
Sales and other income	(107)	(37)
Product sales
Interest, dividends and other	(107)	(37)
Costs and expenses	(334)	(1,130)
Production costs
Exploration Cost
Related Party Transactions
General and administrative	8	24
Royalties
Market development costs
Depreciation, depletion and amortization
Impairment of assets (see note D)
Interest expense
Accretion expense
Employment severance costs
Loss Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	(342)	(1,154)
Non-hedge derivative loss and movement on bonds
Loss from continuing operations before income tax and equity income in affiliates	227	1,093
Taxation (expense)/benefit (see note H)
Equity income in affiliates
Equity income in subsidiaries	499	772
Net income/(loss) from continuing operations	726	1,865
Preferred Stock Dividends	102	84
Net income/(loss)	828	1,949
Less: Net income attributable to noncontrolling interests
Net income/(loss) - attributable to AngloGold Ashanti	$ 828	$ 1,949

Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Condensed Consolidating Statements of Cash Flow [Line Items]
Net cash provided by/(used) in operating activities	$ 541	$ (51)
Net income/(loss)	118	(699)
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	48	(61)
Depreciation, depletion and amortization	514	443
Impairment of assets (see note D)	32	16
Deferred taxation	97	(172)
Cash utilized for hedge book settlements	(1,550)	(797)
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	1,554	1,320
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	25	14
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables
Receivables	(98)	(97)
Inventories	(126)	(137)
Accounts payable and other current liabilities	(73)	119
Net cash (used)/generated in investing activities	(1,268)	45
Increase in non-current investments	(120)	(61)
Additions to property, plant and equipment	(623)	(737)
Proceeds on sale of mining assets	67	900
Proceeds on sale of investments	62	56
Cash outflows from derivatives purchased	(670)	(102)
Loans receivable advanced	(7)
Change in restricted cash	23	(11)
Net cash generated by financing activities	916	421
Net repayments of debt	(1,318)	(2,708)
Issuance of stock	793	301
Share issue expenses	(16)	(6)
Net proceeds from debt	2,040	2,745
Debt issue costs	(34)	(14)
Cash (outflows)/inflows from derivatives with financing	(453)	153
Dividends (Paid)/Received	(96)	(50)
Net increase/(decrease) in cash and cash equivalents	189	415
Effect of exchange rate changes on cash	49	118
Cash and cash equivalents - January 1,	1,100	575
Cash and cash equivalents - September 30,	1,338	1,108
Parent Company [Member]
Condensed Consolidating Statements of Cash Flow [Line Items]
Net cash provided by/(used) in operating activities	(86)	443
Net income/(loss)	82	(725)
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	28	7
Depreciation, depletion and amortization	253	197
Impairment of assets (see note D)	17
Deferred taxation	78	(116)
Cash utilized for hedge book settlements	(774)
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	609	994
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	3	1
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(208)	55
Receivables	(21)	(3)
Inventories	(17)	(18)
Accounts payable and other current liabilities	(136)	51
Net cash (used)/generated in investing activities	(666)	(334)
Increase in non-current investments		(36)
Additions to property, plant and equipment	(281)	(265)
Proceeds on sale of mining assets	62
Proceeds on sale of investments
Cash outflows from derivatives purchased	(444)	(34)
Loans receivable advanced	(3)
Change in restricted cash		1
Net cash generated by financing activities	827	214
Net repayments of debt
Issuance of stock	793	301
Share issue expenses	(16)	(6)
Net proceeds from debt	208
Debt issue costs
Cash (outflows)/inflows from derivatives with financing	(40)
Cash inflows from derivatives with financing		6
Dividends (Paid)/Received	(118)	(87)
Net increase/(decrease) in cash and cash equivalents	75	323
Effect of exchange rate changes on cash	21	91
Cash and cash equivalents - January 1,	231	154
Cash and cash equivalents - September 30,	327	568
Iomco [Member]
Condensed Consolidating Statements of Cash Flow [Line Items]
Net cash provided by/(used) in operating activities	(357)	125
Net income/(loss)	(560)	(1,426)
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	342	1,151
Depreciation, depletion and amortization
Impairment of assets (see note D)
Deferred taxation
Cash utilized for hedge book settlements
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(182)	(926)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	26	1,314
Receivables	3
Inventories
Accounts payable and other current liabilities	14	12
Net cash (used)/generated in investing activities	(29)	(1,004)
Increase in non-current investments	(29)	(1,558)
Additions to property, plant and equipment
Proceeds on sale of mining assets
Proceeds on sale of investments		554
Cash outflows from derivatives purchased
Loans receivable advanced
Change in restricted cash
Net cash generated by financing activities	567	880
Net repayments of debt	(1,000)	(1,840)
Issuance of stock	281	316
Share issue expenses
Net proceeds from debt	994	1,750
Debt issue costs	(12)
Cash (outflows)/inflows from derivatives with financing
Cash inflows from derivatives with financing
Dividends (Paid)/Received	304	654
Net increase/(decrease) in cash and cash equivalents	181	1
Effect of exchange rate changes on cash
Cash and cash equivalents - January 1,	578	229
Cash and cash equivalents - September 30,	759	230
Non Guarantor Subsidiaries [Member]
Condensed Consolidating Statements of Cash Flow [Line Items]
Net cash provided by/(used) in operating activities	1,086	(535)
Net income/(loss)	(232)	(497)
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	20	(65)
Depreciation, depletion and amortization	261	246
Impairment of assets (see note D)	15	16
Deferred taxation	19	(56)
Cash utilized for hedge book settlements	(776)	(797)
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	1,715	2,131
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	22	13
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	182	(1,369)
Receivables	(80)	(94)
Inventories	(109)	(119)
Accounts payable and other current liabilities	49	56
Net cash (used)/generated in investing activities	(573)	1,383
Increase in non-current investments	(91)	1,533
Additions to property, plant and equipment	(342)	(472)
Proceeds on sale of mining assets	5	900
Proceeds on sale of investments	62	(498)
Cash outflows from derivatives purchased	(226)	(68)
Loans receivable advanced	(4)
Change in restricted cash	23	(12)
Net cash generated by financing activities	(580)	(757)
Net repayments of debt	(318)	(868)
Issuance of stock	(281)	(316)
Share issue expenses
Net proceeds from debt	838	995
Debt issue costs	(22)	(14)
Cash (outflows)/inflows from derivatives with financing	(413)
Cash inflows from derivatives with financing		147
Dividends (Paid)/Received	(384)	(701)
Net increase/(decrease) in cash and cash equivalents	(67)	91
Effect of exchange rate changes on cash	28	27
Cash and cash equivalents - January 1,	291	192
Cash and cash equivalents - September 30,	252	310
Consolidation Eliminations [Member]
Condensed Consolidating Statements of Cash Flow [Line Items]
Net cash provided by/(used) in operating activities	(102)	(84)
Net income/(loss)	828	1,949
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(342)	(1,154)
Depreciation, depletion and amortization
Impairment of assets (see note D)
Deferred taxation
Cash utilized for hedge book settlements
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(588)	(879)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables
Receivables
Inventories
Accounts payable and other current liabilities
Net cash (used)/generated in investing activities
Increase in non-current investments
Additions to property, plant and equipment
Proceeds on sale of mining assets
Proceeds on sale of investments
Cash outflows from derivatives purchased
Loans receivable advanced
Change in restricted cash
Net cash generated by financing activities	102	84
Net repayments of debt
Issuance of stock
Share issue expenses
Net proceeds from debt
Debt issue costs
Cash (outflows)/inflows from derivatives with financing
Cash inflows from derivatives with financing
Dividends (Paid)/Received	102	84
Net increase/(decrease) in cash and cash equivalents
Effect of exchange rate changes on cash
Cash and cash equivalents - January 1,
Cash and cash equivalents - September 30,